UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

2003 annual report

TIAA Separate
Account VA-1

Audited financial statements, including statement of investments December 31, 2003 stock index account

December 31, 2003

Contents
Statement of Investments	1
Report of Management Responsibility	44
Report of the Audit Committee	45
Statement of Assets and Liabilities	46
Statement of Operations	47
Statements of Changes in Net Assets	48
Notes to Financial Statements	49
Report of Independent Auditors	54
2003 TIAA Separate Account VA-1 Special Meeting	55
Management Committee Members and Officers	56

Statement of Investments - Stock Index Account - December 31, 2003

Summary By Industry

	VALUE
	(000)%

BONDS:
CORPORATE BONDS
Holding and Other Investment Offices	$36	0.00%

TOTAL BONDS (Cost $10)	36	0.00

PREFERRED STOCK:
Primary Metal Industries	55	0.01

TOTAL PREFERRED STOCK (Cost $60)	55	0.01

COMMON STOCK:
Agricultural Production-Crops	71	0.01
Agricultural Production-Livestock	7	0.00
Agricultural Services	69	0.01
Amusement and Recreation Services	1,095	0.13
Apparel and Accessory Stores	4,691	0.57
Apparel and Other Textile Products	1,171	0.14
Auto Repair, Services and Parking	228	0.03
Automotive Dealers and Service Stations	1,412	0.17
Building Materials and Garden Supplies	9,096	1.10
Business Services	56,619	6.85
Chemicals and Allied Products	94,579	11.44
Coal Mining	304	0.04
Communications	43,362	5.24
Depository Institutions	89,080	10.77
Eating and Drinking Places	5,563	0.67
Educational Services	1,711	0.21
Electric, Gas, and Sanitary Services	27,700	3.35
Electronic and Other Electric Equipment	69,538	8.41
Engineering and Management Services	6,394	0.77
Fabricated Metal Products	5,342	0.65
Food and Kindred Products	27,333	3.31
Food Stores	3,655	0.44
Forestry	998	0.12
Furniture and Fixtures	2,679	0.32
Furniture and Homefurnishings Stores	3,051	0.37
General Building Contractors	2,838	0.34
General Merchandise Stores	19,032	2.30
Health Services	6,408	0.77
Heavy Construction, Except Building	82	0.01
Holding and Other Investment Offices	22,670	2.74
Hotels and Other Lodging Places	2,426	0.29
Industrial Machinery and Equipment	60,837	7.36
Instruments and Related Products	23,836	2.88
Insurance Agents, Brokers and Service	3,327	0.40
Insurance Carriers	38,727	4.68
Justice, Public Order and Safety	14	0.00
Leather and Leather Products	711	0.09
Legal Services	24	0.00
Lumber and Wood Products	792	0.10
Metal Mining	2,366	0.29
Miscellaneous Manufacturing Industries	1,291	0.16
Miscellaneous Retail	10,069	1.22
Motion Pictures	11,537	1.40
Nondepository Institutions	18,556	2.24
Nonmetallic Minerals, Except Fuels	338	0.04
Oil and Gas Extraction	11,398	1.38
Paper and Allied Products	5,795	0.70
Personal Services	1,623	0.20
Petroleum and Coal Products	30,971	3.75
Primary Metal Industries	4,343	0.53
Printing and Publishing	6,852	0.83
Railroad Transportation	3,434	0.42
Real Estate	565	0.07
Rubber and Miscellaneous Plastic Products	1,848	0.22
Security and Commodity Brokers	16,924	2.05
Social Services	33	0.00
Special Trade Contractors	263	0.03
Stone, Clay, and Glass Products	1,478	0.18
Textile Products	152	0.02
Tobacco Products	8,736	1.06
Transportation by Air	3,206	0.39
Transportation Equipment	21,126	2.55
Transportation Services	869	0.11
Trucking and Warehousing	3,476	0.42
TIAA Separate Account VA-1 2003 Annual Report    1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

	VALUE
	(000)%

Water Transportation	$233	0.03%
Wholesale Trade-Durable Goods	14,060	1.70
Wholesale Trade-Nondurable Goods	6,717	0.81

TOTAL COMMON STOCK (Cost $704,749)	825,731	99.88

SHORT TERM INVESTMENTS:
U.S. Government & Agencies Discount Notes	11,319	1.37

TOTAL SHORT TERM INVESTMENTS (Cost $11,314)	11,319	1.37

TOTAL PORTFOLIO (Cost $716,133)	837,141	101.26
OTHER ASSETS & LIABILITIES, NET	(10,394)	(1.26)

NET ASSETS	$826,747	100.00%

SHARES/		VALUE
PRINCIPAL		(000)

CORPORATE BONDS—0.00%
HOLDING AND OTHER INVESTMENT OFFICES—0.00%
$10,000	f* National Health Investors, Inc 9.000%, 01/01/06	$36

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	36

	TOTAL BONDS (Cost $10)	36

PREFERRED STOCK—0.01%
PRIMARY METAL INDUSTRIES—0.00%
25,150	* Superior Trust I	0

	TOTAL PRIMARY METAL INDUSTRIES	0

TRANSPORTATION EQUIPMENT—0.01%
1,718	United Defense Industries Corp	55

	TOTAL TRANSPORTATION EQUIPMENT	55

	TOTAL PREFERRED STOCK (Cost $60)	55

COMMON STOCK—99.88%
AGRICULTURAL PRODUCTION-CROPS—0.01%
246	Alico, Inc	9
2,443	Delta & Pine Land Co	62

	TOTAL AGRICULTURAL PRODUCTION-CROPS	71

AGRICULTURAL PRODUCTION-LIVESTOCK—0.00%
26	Seaboard Corp	7

	TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	7

AGRICULTURAL SERVICES—0.01%
2,240	* VCA Antech, Inc	69

	TOTAL AGRICULTURAL SERVICES	69

AMUSEMENT AND RECREATION SERVICES—0.13%
3,321	* Alliance Gaming Corp	82
1,792	* Argosy Gaming Co	47
2,464	* Aztar Corp	55
2,000	* Bally Total Fitness Holding Corp	14
433	Churchill Downs, Inc	16
700	Dover Downs Gaming & Entertainment, Inc	7
1,000	Dover Motorsport, Inc	4
1,554	* Gaylord Entertainment Co	46
7,708	Harrah’s Entertainment, Inc	384
2,182	International Speedway Corp (Class A)	97
1,142	* Isle Of Capri Casinos, Inc	25
3,185	e* Magna Entertainment Corp (Class A)	16
1,437	* MTR Gaming Group, Inc	15
736	* Multimedia Games, Inc	30
2,071	* Penn National Gaming, Inc	48
6,211	* Six Flags, Inc	47
1,000	Speedway Motorsports, Inc	29
2,698	Station Casinos, Inc	83
1,562	* WMS Industries, Inc	41
717	World Wrestling Federation Entertainment, Inc	9

	TOTAL AMUSEMENT AND RECREATION SERVICES	1,095

2    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

APPAREL AND ACCESSORY STORES—0.57%
6,633	* Abercrombie & Fitch Co (Class A)	$164
899	* Aeropostale, Inc	25
3,634	* American Eagle Outfitters, Inc	60
3,066	* AnnTaylor Stores Corp	120
300	* Bebe Stores, Inc	8
500	Buckle, Inc	11
1,286	Burlington Coat Factory Warehouse Corp	27
1,052	Cato Corp (Class A)	22
542	* Charlotte Russe Holding, Inc	8
7,700	* Charming Shoppes, Inc	42
5,771	* Chico’s FAS, Inc	213
824	* Children’s Place Retail Stores, Inc	22
2,493	Christopher & Banks Corp	49
5,716	Claire’s Stores, Inc	108
1,500	* Dress Barn, Inc	22
1,352	* Finish Line, Inc (Class A)	41
10,006	Foot Locker, Inc	235
1,400	* Footstar, Inc	5
46,323	Gap, Inc	1,075
1,554	* Genesco, Inc	24
1,138	Goody’s Family Clothing, Inc	11
1,721	* Gymboree Corp	30
3,354	* Hot Topic, Inc	99
299	* JOS A. Bank Clothiers, Inc	10
31,216	Limited Brands, Inc	563
277	* Mothers Work, Inc	7
6,514	Nordstrom, Inc	223
739	Oshkosh B’gosh, Inc (Class A)	16
4,749	* Pacific Sunwear Of California, Inc	100
4,638	* Payless Shoesource, Inc	62
10,792	Ross Stores, Inc	285
517	* Shoe Carnival, Inc	9
1,437	* Stage Stores, Inc	40
1,800	Talbots, Inc	55
36,263	TJX Cos, Inc	800
2,439	* Too, Inc	41
1,066	* Urban Outfitters, Inc	39
1,813	* Wet Seal, Inc (Class A)	18
700	* Wilsons The Leather Experts, Inc	2

	TOTAL APPAREL AND ACCESSORY STORES	4,691

APPAREL AND OTHER TEXTILE PRODUCTS—0.14%
1,421	* Collins & Aikman Corp	6
904	* Columbia Sportswear Co	49
963	e* DHB Industries, Inc	7
540	* Guess?, Inc	7
8,460	Jones Apparel Group, Inc	298
2,000	Kellwood Co	82
7,265	Liz Claiborne, Inc	258
874	Oxford Industries, Inc	30
1,700	Phillips-Van Heusen Corp	30
2,909	Polo Ralph Lauren Corp	84
2,806	* Quiksilver, Inc	50
5,532	VF Corp	239
1,948	* Warnaco Group, Inc	31

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,171

AUTO REPAIR, SERVICES AND PARKING—0.03%
1,250	Central Parking Corp	19
1,736	* Dollar Thrifty Automotive Group, Inc	45
643	* Midas, Inc	9
582	* Monro Muffler Brake, Inc	12
4,184	Ryder System, Inc	143

	TOTAL AUTO REPAIR, SERVICES AND PARKING	228

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.17%
1,676	* Advance Auto Parts	136
273	* America’s Car Mart, Inc	7
1,053	* Asbury Automotive Group, Inc	19
12,420	* Autonation, Inc	228
4,654	* Autozone, Inc	397
7,418	* Carmax, Inc	229
4,822	* Copart, Inc	80
1,500	* CSK Auto Corp	28
1,297	* Group 1 Automotive, Inc	47
561	Lithia Motors, Inc (Class A)	14
525	* MarineMax, Inc	10
3,061	* O’Reilly Automotive, Inc	117
TIAA Separate Account VA-1 2003 Annual Report    3
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

AUTOMOTIVE DEALERS AND SERVICE STATIONS—(Continued)
1,793	Sonic Automotive, Inc	$41
1,214	United Auto Group, Inc	38
744	e* West Marine, Inc	21

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,412

BUILDING MATERIALS AND GARDEN SUPPLIES—1.10%
878	Building Materials Holding Corp	14
1,029	* Central Garden & Pet Co	29
4,181	e Fastenal Co	209
161,970	Home Depot, Inc	5,748
7,100	* Louisiana-Pacific Corp	127
53,593	Lowe’s Cos	2,969

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,096

BUSINESS SERVICES—6.85%
25,742	* 3Com Corp	210
1,555	Aaron Rents, Inc	31
2,600	ABM Industries, Inc	45
2,500	* ActivCard Corp	20
6,056	* Activision, Inc	110
5,409	* Acxiom Corp	100
1,377	* Administaff, Inc	24
16,467	Adobe Systems, Inc	647
2,172	* Advent Software, Inc	38
2,038	Advo, Inc	65
2,600	* Aether Systems, Inc	12
7,880	e* Affiliated Computer Services, Inc (Class A)	429
2,909	* Agile Software Corp	29
6,963	* Akamai Technologies, Inc	75
2,135	* Alliance Data Systems Corp	59
573	* Altiris, Inc	21
2,722	* American Management Systems, Inc	41
1,337	* AMN Healthcare Services, Inc	23
436	* Ansoft Corp	6
1,047	* Ansys, Inc	42
1,379	* Anteon International Corp	50
1,700	* APAC Customer Services, Inc	4
2,497	* Aquantive, Inc	26
2,100	* Arbitron, Inc	88
19,021	* Ariba, Inc	57
1,802	* Armor Holdings, Inc	47
4,096	* Ascential Software Corp	106
1,946	* Asiainfo Holdings, Inc	13
2,828	* Ask Jeeves, Inc	51
4,000	* Aspect Communications Corp	63
2,555	e* Aspen Technology, Inc	26
1,750	* At Road, Inc	23
403	* Atari, Inc	2
2,280	* Autobytel, Inc	21
7,958	Autodesk, Inc	196
42,147	Automatic Data Processing, Inc	1,669
379	* Bankrate, Inc	5
1,052	Barra, Inc	37
25,646	* BEA Systems, Inc	315
7,762	* Bisys Group, Inc	115
16,380	* BMC Software, Inc	305
4,905	* Borland Software Corp	48
1,224	Brady Corp (Class A)	50
3,721	Brink’s Co	84
1,726	* Broadvision, Inc	7
18,512	* Brocade Communications Systems, Inc	107
2,196	* CACI International, Inc (Class A)	107
19,038	* Cadence Design Systems, Inc	342
2,656	* Catalina Marketing Corp	54
882	* CCC Information Services Group, Inc	15
900	CDI Corp	29
71,673	* Cendant Corp	1,596
10,128	* Ceridian Corp	212
1,892	* Cerner Corp	72
4,279	Certegy, Inc	140
4,660	* Checkfree Corp	129
5,808	* ChoicePoint, Inc	221
3,700	* Ciber, Inc	32
11,523	* Citrix Systems, Inc	244
24,838	* CMGI, Inc	44
8,299	* CNET Networks, Inc	57
5,040	* Cognizant Technology Solutions Corp	230
32,833	Computer Associates International, Inc	898
2,259	* Computer Horizons Corp	9
416	Computer Programs & Systems, Inc	8
12,477	* Computer Sciences Corp	552
4    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

BUSINESS SERVICES—(Continued)
26,775	* Compuware Corp	$162
1,145	* Concord Communications, Inc	23
1,542	* Concur Technologies, Inc	15
746	* Convera Corp	3
11,750	* Convergys Corp	205
938	* CoStar Group, Inc	39
3,793	* CSG Systems International, Inc	47
687	* Cyberguard Corp	6
5,244	* D&B Corp	266
1,300	* Datastream Systems, Inc	10
4,324	Deluxe Corp	179
2,100	* Dendrite International, Inc	33
703	* Digimarc Corp	9
2,000	* Digital Insight Corp	50
1,928	* Digital River, Inc	43
2,366	* Digitalthink, Inc	7
8,500	* DoubleClick, Inc	87
5,522	* DST Systems, Inc	231
4,538	* E.piphany, Inc	33
8,828	* Earthlink, Inc	88
1,800	* Echelon Corp	20
2,488	* Eclipsys Corp	29
783	* eCollege.com, Inc	14
3,401	* eFunds Corp	59
1,000	Electro Rent Corp	13
15,848	* Electronic Arts, Inc	757
31,960	Electronic Data Systems Corp	784
900	* Embarcadero Technologies, Inc	14
14,227	* Enterasys Networks, Inc	53
3,500	* Entrust, Inc	14
1,000	* Epicor Software Corp	13
857	* EPIQ Systems, Inc	15
9,789	Equifax, Inc	240
1,565	* eSpeed, Inc (Class A)	37
7,347	* Extreme Networks, Inc	53
2,094	* F5 Networks, Inc	53
1,500	Factset Research Systems, Inc	57
3,104	Fair Isaac Corp	153
2,223	* Filenet Corp	60
748	* FindWhat.com	14
52,684	First Data Corp	2,165
12,787	* Fiserv, Inc	505
2,724	* Freemarkets, Inc	18
1,100	* Gerber Scientific, Inc	9
2,338	* Getty Images, Inc	117
923	Gevity HR, Inc	21
52	Grey Global Group, Inc	36
606	* Group 1 Software, Inc	11
1,332	* GSI Commerce, Inc	13
3,923	GTECH Holdings Corp	194
2,663	* Harris Interactive, Inc	22
667	Healthcare Services Group	13
1,400	* Heidrick & Struggles International, Inc	31
4,697	Henry (Jack) & Associates, Inc	97
5,561	e* Homestore, Inc	26
424	* Hudson Highland Group, Inc	10
2,853	* Hyperion Solutions Corp	86
200	* ICT Group, Inc	2
1,200	* IDX Systems Corp	32
1,449	* iGate Corp	11
2,423	Imation Corp	85
17,181	IMS Health, Inc	427
4,284	* Informatica Corp	44
1,707	* Infospace, Inc	39
1,967	* infoUSA, Inc	15
692	Integral Systems, Inc	15
3,296	* Intelidata Technologies Corp	5
2,541	* Interactive Data Corp	42
230	* InterActiveCorp	10
3,360	* Intergraph Corp	80
2,744	* Internet Security Systems, Inc	52
404	Interpool, Inc	6
27,452	* Interpublic Group Of Cos, Inc	428
1,884	* Interwoven, Inc	24
1,058	* Intrado, Inc	23
13,097	* Intuit, Inc	693
370	* iPayment, Inc	13
4,559	* Iron Mountain, Inc	180
1,953	* JDA Software Group, Inc	32
23,586	* Juniper Networks, Inc	441
1,552	* Kana Software, Inc	5
3,727	* Keane, Inc	55
1,200	Kelly Services, Inc (Class A)	34
1,631	* Keynote Systems, Inc	19
1,689	* KFX, Inc	13
2,700	* Korn/Ferry International	36
2,551	* Kroll, Inc	66
332	* Kronos Worldwide, Inc	7
2,052	* Kronos, Inc	81
TIAA Separate Account VA-1 2003 Annual Report    5
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

BUSINESS SERVICES—(Continued)
2,950	* Labor Ready, Inc	$39
5,002	* Lamar Advertising Co	187
1,010	* Lawson Software, Inc	8
2,218	* Lionbridge Technologies	21
4,921	* Looksmart Ltd	8
4,186	* Macromedia, Inc	75
2,752	* Macrovision Corp	62
1,332	e* Magma Design Automation, Inc	31
1,369	* Manhattan Associates, Inc	38
5,374	Manpower, Inc	253
919	* Mantech International Corp (Class A)	23
4,273	* Manugistics Group, Inc	27
1,033	* MAPICS, Inc	14
402	* Marketwatch.com, Inc	3
3,375	* Matrixone, Inc	21
658	McGrath RentCorp	18
562	* Medical Staffing Network Holdings, Inc	6
753	* MedQuist, Inc	12
667	e* Memberworks, Inc	18
4,700	* Mentor Graphics Corp	68
5,443	* Mercury Interactive Corp	265
5,400	* Micromuse, Inc	37
630,879	Microsoft Corp	17,374
939	* MicroStrategy, Inc	49
1,980	e* Midway Games, Inc	8
6,199	* Mindspeed Technologies, Inc	42
1,100	* Mobius Management Systems, Inc	14
6,757	* Monster Worldwide, Inc	148
6,683	* MPS Group, Inc	62
1,100	* MRO Software, Inc	15
1,833	* MSC.Software Corp	17
910	* Nassda Corp	7
2,175	National Instruments Corp	99
500	* National Processing, Inc	12
1,346	* NCO Group, Inc	31
5,970	* NCR Corp	232
2,331	NDCHealth Corp	60
538	e* Neoforma, Inc	6
936	e* Neoware Systems, Inc	13
1,742	* Netegrity, Inc	18
3,593	* NETIQ Corp	48
679	* Netratings, Inc	8
1,000	* Netscout Systems, Inc	8
3,649	* NetScreen Technologies, Inc	90
10,839	* Network Associates, Inc	163
1,700	* Network Equipment Technologies, Inc	19
1,732	* NIC, Inc	14
26,305	* Novell, Inc	277
1,939	* Nuance Communications, Inc	15
1,700	* NYFIX, Inc	14
13,472	Omnicom Group, Inc	1,177
600	* Opnet Technologies, Inc	10
3,218	e* Opsware, Inc	24
273,557	* Oracle Corp	3,611
1,600	* Packeteer, Inc	27
647	* PalmSource, Inc	14
14,397	* Parametric Technology Corp	57
1,347	* PC-Tel, Inc	14
860	* PDF Solutions, Inc	13
552	* PDI, Inc	15
603	* PEC Solutions, Inc	10
1,800	* Pegasus Solutions, Inc	19
438	* Pegasystems, Inc	4
24,367	* Peoplesoft, Inc	556
4,935	* Perot Systems Corp (Class A)	67
1,658	* Pixar, Inc	115
2,060	* Portal Software, Inc	14
800	e* Portfolio Recovery Associates, Inc	21
6,300	* ProcureNet, Inc	1
2,052	* Progress Software Corp	42
2,495	* Pumatech, Inc	10
221	* Quality Systems, Inc	10
2,634	* Quest Software, Inc	37
1,871	* R.H. Donnelley Corp	75
1,238	* Radiant Systems, Inc	10
1,200	* Radisys Corp	20
3,114	* Raindance Communications, Inc	9
6,483	* RealNetworks, Inc	37
9,157	e* Red Hat, Inc	172
9,518	* Redback Networks, Inc	2
1,021	* Register.com, Inc	5
781	e* Renaissance Learning, Inc	19
4,908	* Rent-A-Center, Inc	147
1,839	* Rent-Way, Inc	15
3,716	* Retek, Inc	34
1,608	* Rewards Network, Inc	17
4,760	Reynolds & Reynolds Co (Class A)	138
6    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

BUSINESS SERVICES—(Continued)
10,282	* Robert Half International, Inc	$240
1,421	Rollins, Inc	32
2,318	e* Roxio, Inc	11
3,307	* RSA Security, Inc	47
5,099	* S1 Corp	41
875	* SafeNet, Inc	27
1,743	* SAFLINK Corp	5
982	* Sanchez Computer Associates, Inc	4
5,900	* Sapient Corp	33
5,264	e* Scansoft, Inc	28
2,100	* Secure Computing Corp	38
3,749	* Seebeyond Technology Corp	16
1,706	* Serena Software, Inc	31
29,162	* Siebel Systems, Inc	404
819	* SM&A	10
1,137	* Sohu.com, Inc	34
3,546	* SonicWALL, Inc	28
3,230	* Sotheby’s Holdings, Inc (Class A)	44
779	* Source Interlink Cos, Inc	8
4,207	* Spherion Corp	41
900	* SPSS, Inc	16
571	* SRA International, Inc (Class A)	25
566	SS&C Technologies, Inc	16
746	Startek, Inc	30
1,182	* Stellent, Inc	12
466	e* Stratasys, Inc	13
227,353	* Sun Microsystems, Inc	1,021
19,970	* SunGard Data Systems, Inc	553
1,665	* SupportSoft, Inc	22
6,382	* Sybase, Inc	131
1,700	* Sykes Enterprises, Inc	15
20,982	* Symantec Corp	727
10,114	* Synopsys, Inc	341
1,200	* Synplicity, Inc	9
403	Syntel, Inc	10
2,200	* Systems & Computer Technology Corp	36
2,900	e* Take-Two Interactive Software, Inc	84
835	Talx Corp	19
2,768	* TeleTech Holdings, Inc	31
854	* TheStreet.com, Inc	4
2,833	* THQ, Inc	48
5,754	* TIBCO Software, Inc	39
1,039	* Tier Technologies, Inc (Class B)	8
5,549	* Titan Corp	121
2,517	e Total System Services, Inc	78
1,168	* TradeStation Group, Inc	10
2,287	* Transaction Systems Architects, Inc (Class A)	52
2,119	* Trizetto Group, Inc	14
3,517	* Tyler Technologies, Inc	34
21,677	* Unisys Corp	322
2,874	* United Online, Inc	48
3,755	* United Rentals, Inc	72
1,098	* Universal Compression Holdings, Inc	29
4,946	* Valueclick, Inc	45
2,249	* Vastera, Inc	9
417	* Verint Systems, Inc	9
15,283	* VeriSign, Inc	249
29,446	* Veritas Software Corp	1,094
1,614	* Verity, Inc	27
6,076	Viad Corp	152
16,948	* Vignette Corp	38
2,569	* VitalWorks, Inc	11
1,275	* Vitria Technology, Inc	9
572	* Volt Information Sciences, Inc	13
2,210	* WatchGuard Technologies, Inc	13
1,666	e* WebEx Communications, Inc	33
21,702	* WebMD Corp	195
3,244	* webMethods, Inc	30
1,479	* Websense, Inc	43
6,001	* Westwood One, Inc	205
4,910	* Wind River Systems, Inc	43
37,952	* Yahoo!, Inc	1,714

	TOTAL BUSINESS SERVICES	56,619

CHEMICALS AND ALLIED PRODUCTS—11.44%
110,252	Abbott Laboratories	5,138
5,917	* Abgenix, Inc	74
887	* Able Laboratories, Inc	16
598	Aceto Corp	15
2,849	* Adolor Corp	57
15,826	Air Products & Chemicals, Inc	836
1,600	* Albany Molecular Research, Inc	24
1,874	Albemarle Corp	56
TIAA Separate Account VA-1 2003 Annual Report    7
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,914	Alberto-Culver Co (Class B)	$184
1,305	* Alexion Pharmaceuticals, Inc	22
4,410	* Alkermes, Inc	60
9,267	Allergan, Inc	712
2,624	Alpharma, Inc (Class A)	53
2,267	* Alteon, Inc	4
1,431	e* American Pharmaceutical Partners, Inc	48
91,164	* Amgen, Inc	5,634
6,644	* Amylin Pharmaceuticals, Inc	148
5,037	* Andrx Corp	121
1,447	e* Aphton Corp	9
1,500	Arch Chemicals, Inc	38
1,293	e* Arena Pharmaceuticals, Inc	8
2,452	* Atherogenics, Inc	37
1,405	e* Atrix Laboratories, Inc	34
4,070	* Avant Immunotherapeutics, Inc	11
7,283	Avery Dennison Corp	408
1,394	e* AVI BioPharma, Inc	6
16,602	Avon Products, Inc	1,120
3,338	* Barr Pharmaceuticals, Inc	257
872	* Benthley Pharmaceuticals, Inc	12
20,734	* Biogen Idec, Inc	763
4,266	* BioMarin Pharmaceutical, Inc	33
2,055	e* Biopure Corp	5
842	e* Biosite, Inc	24
600	* Bone Care International, Inc	8
595	e* Bradley Pharmaceuticals, Inc	15
136,948	Bristol-Myers Squibb Co	3,917
4,244	Cabot Corp	135
2,400	Calgon Carbon Corp	15
1,518	Cambrex Corp	38
2,366	* Cell Genesys, Inc	31
2,500	e* Cell Therapeutics, Inc	22
3,699	* Cephalon, Inc	179
3,001	* Charles River Laboratories International, Inc	103
744	* Chattem, Inc	13
6,303	* Chiron Corp	359
2,493	Church & Dwight Co, Inc	99
1,020	* Cima Labs, Inc	33
10,642	Clorox Co	517
37,909	Colgate-Palmolive Co	1,897
516	* Collagenex Pharmaceuticals, Inc	6
2,028	* Columbia Laboratories, Inc	13
2,200	* Connetics Corp	40
2,816	e* Corixa Corp	17
7,909	Crompton Corp	57
2,851	* Cubist Pharmaceuticals, Inc	35
2,754	* Cytec Industries, Inc	106
2,759	* Dade Behring Holdings, Inc	99
315	* DEL Laboratories, Inc	8
531	* Dendreon Corp	4
1,474	Diagnostic Products Corp	68
6,530	Dial Corp	186
900	* Digene Corp	36
2,600	* Discovery Laboratories, Inc	27
700	e* Dov Pharmaceutical, Inc	9
64,753	Dow Chemical Co	2,692
70,411	Du Pont (E.I.) de Nemours & Co	3,231
1,775	e* Durect Corp	5
5,265	Eastman Chemical Co	208
13,776	Ecolab, Inc	377
908	* Elizabeth Arden, Inc	18
3,200	* Encysive Pharmaceuticals, Inc	29
3,094	* Enzon, Inc	37
907	* Eon Labs, Inc	46
899	* EPIX Medical, Inc	15
2,105	* Esperion Therapeutics, Inc	73
7,158	Estee Lauder Cos (Class A)	281
2,332	Ferro Corp	63
1,433	* First Horizon Pharmaceutical	16
1,933	* FMC Corp	66
24,076	* Forest Laboratories, Inc	1,488
14,580	* Genentech, Inc	1,364
3,160	e* Genta, Inc	33
13,461	* Genzyme Corp	664
1,978	Georgia Gulf Corp	57
1,992	e* Geron Corp	20
14,056	* Gilead Sciences, Inc	817
71,924	Gillette Co	2,642
8    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
2,618	Great Lakes Chemical Corp	$71
1,555	e* GTC Biotherapeutics, Inc	5
1,753	e* Guilford Pharmaceuticals, Inc	12
1,972	H.B. Fuller Co	59
295	* Hi-Tech Pharmacal Co, Inc	7
454	* Hollis-Eden Pharmaceuticals	5
8,974	* Human Genome Sciences, Inc	119
3,632	* ICOS Corp	150
2,212	* Idexx Laboratories, Inc	102
2,700	* Ilex Oncology, Inc	57
7,495	* IMC Global, Inc	74
3,514	* ImClone Systems, Inc	139
1,288	* Immucor, Inc	26
2,900	* Immunogen, Inc	15
2,700	e* Immunomedics, Inc	12
1,855	* Impax Laboratories, Inc	27
2,819	* Indevus Pharmaceuticals, Inc	17
1,886	* Inspire Pharmaceuticals, Inc	27
236	Inter Parfums, Inc	5
1,694	* InterMune, Inc	39
4,926	International Flavors & Fragrances, Inc	172
685	* Inverness Medical Innovations, Inc	15
3,641	* Invitrogen Corp	255
3,357	e* Isis Pharmaceuticals, Inc	22
10,434	* IVAX Corp	249
16,832	* King Pharmaceuticals, Inc	257
701	* Kos Pharmaceuticals, Inc	30
2,217	* KV Pharmaceutical Co (Class A)	57
2,580	* La Jolla Pharmaceutical Co	11
400	* Lannett Co, Inc	7
3,958	e* Ligand Pharmaceuticals, Inc (Class B)	58
68,269	Lilly (Eli) & Co	4,801
1,604	MacDermid, Inc	55
1,617	* Martek Biosciences Corp	105
5,013	e* Medarex, Inc	31
2,806	* Medicines Co	83
2,127	Medicis Pharmaceutical Corp (Class A)	152
17,962	* MedImmune, Inc	456
158,407	Merck & Co, Inc	7,318
661	Meridian Bioscience, Inc	7
2,400	* MGI Pharma, Inc	99
4,530	* Millennium Chemicals, Inc	57
19,996	* Millennium Pharmaceuticals, Inc	373
1,370	Minerals Technologies, Inc	81
19,174	Mylan Laboratories, Inc	484
2,800	* Nabi Biopharmaceuticals	36
847	Nature’s Sunshine Products, Inc	7
2,946	* NBTY, Inc	79
3,974	e* Nektar Therapeutics	54
800	* Neose Technologies, Inc	7
2,300	* Neurocrine Biosciences, Inc	125
664	NL Industries, Inc	8
1,495	* Noven Pharmaceuticals, Inc	23
1,979	* NPS Pharmaceuticals, Inc	61
2,749	* Nuvelo, Inc	10
730	Octel Corp	14
3,420	Olin Corp	69
1,900	* OM Group, Inc	50
2,700	* Omnova Solutions, Inc	13
2,201	* Onyx Pharmaceuticals, Inc	62
2,301	* OraSure Technologies, Inc	18
2,607	* OSI Pharmaceuticals, Inc	84
1,200	* Pain Therapeutics, Inc	8
2,814	* Palatin Technologies, Inc	7
1,019	e* Penwest Pharmaceuticals Co	18
6,873	e* Peregrine Pharmaceuticals, Inc	15
557,214	Pfizer, Inc	19,686
2,340	* Pharmaceutical Resources, Inc	152
1,338	PolyMedica Corp	35
5,611	* PolyOne Corp	36
1,425	* Pozen, Inc	15
11,660	PPG Industries, Inc	746
3,663	* Praecis Pharmaceuticals, Inc	24
23,126	Praxair, Inc	883
91,533	Procter & Gamble Co	9,142
583	* Progenics Pharmaceuticals	11
6,891	* Protein Design Labs, Inc	123
TIAA Separate Account VA-1 2003 Annual Report    9
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
564	Quaker Chemical Corp	$17
1,846	* Quidel Corp	20
824	e* Revlon, Inc (Class A)	2
10,596	Rohm & Haas Co	453
7,331	RPM International, Inc	121
1,282	* Salix Pharmaceuticals Ltd	29
103,361	Schering-Plough Corp	1,797
3,627	* Sciclone Pharmaceuticals, Inc	25
1,306	* Scotts Co (Class A)	77
5,574	* Sepracor, Inc	133
1,524	e* Serologicals Corp	28
8,310	Sherwin-Williams Co	289
5,777	* SICOR, Inc	157
4,902	Sigma-Aldrich Corp	280
963	* Sirna Therapeutics, Inc	5
7,559	b* Solutia, Inc	3
500	Stepan Co	13
2,113	e* SuperGen, Inc	23
900	* SurModics, Inc	22
1,732	* Tanox, Inc	26
1,614	* Third Wave Technologies, Inc	7
3,511	* Unifi, Inc	23
1,125	* United Therapeutics Corp	26
594	e* USANA Health Sciences, Inc	18
5,847	USEC, Inc	49
5,951	Valeant Pharmaceuticals International	150
3,402	Valspar Corp	168
4,981	* Vertex Pharmaceuticals, Inc	51
2,197	* Vicuron Pharmaceuticals, Inc	41
624	* Virbac Corp	4
7,448	* Watson Pharmaceuticals, Inc	343
2,293	Wellman, Inc	23
942	West Pharmaceutical Services, Inc	32
4,714	* WR Grace & Co	12
93,671	Wyeth	3,976
718	* Zymogenetics, Inc	11

	TOTAL CHEMICALS AND ALLIED PRODUCTS	94,579

COAL MINING—0.04%
3,254	Arch Coal, Inc	101
1,394	e Consol Energy, Inc	36
4,517	Massey Energy Co	94
1,582	Peabody Energy Corp	66
421	* Westmoreland Coal Co	7

	TOTAL COAL MINING	304

COMMUNICATIONS—5.24%
664	* Acme Communication, Inc	6
21,931	Alltel Corp	1,022
14,842	* American Tower Corp (Class A)	161
55,400	AT&T Corp	1,125
158,639	* AT&T Wireless Services, Inc	1,268
29,003	* Avaya, Inc	375
465	* Beasley Broadcast Group, Inc (Class A)	8
130,491	BellSouth Corp	3,693
1,076	e* Boston Communications Group	10
6,859	e* Cablevision Systems Corp (Class A)	160
600	* Centennial Communications Corp	3
10,223	CenturyTel, Inc	333
17,446	* Charter Communications, Inc (Class A)	70
13,787	* Cincinnati Bell, Inc	70
36,993	Clear Channel Communications, Inc	1,732
90,411	* Comcast Corp	2,972
63,897	* Comcast Corp Special	1,999
1,582	* Commonwealth Telephone Enterprises, Inc	60
16,123	* Cox Communications, Inc (Class A)	555
2,400	* Cox Radio, Inc (Class A)	61
9,017	* Crown Castle International Corp	99
1,802	* Crown Media Holdings, Inc (Class A)	15
1,200	CT Communications, Inc	16
2,893	* Cumulus Media, Inc (Class A)	64
866	D&E Communications, Inc	13
1,933	* Digital Generation Systems	4
1,293	* Dobson Communications Corp (Class A)	8
10    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

COMMUNICATIONS—(Continued)
16,099	* EchoStar Communications Corp (Class A)	$547
2,497	* Emmis Communications Corp (Class A)	68
2,805	* Entercom Communications Corp	149
3,129	* Entravision Communications Corp (Class A)	35
354	* Fisher Communications, Inc	18
7,745	* Foundry Networks, Inc	212
12,196	* Fox Entertainment Group, Inc (Class A)	356
3,022	* General Communication, Inc (Class A)	26
2,524	Global Payments, Inc	119
824	* Golden Telecom, Inc	23
2,685	Gray Television, Inc	41
1,428	Hearst-Argyle Television, Inc	39
1,000	Hickory Tech Corp	11
2,397	e* IDT Corp	53
1,600	* IDT Corp (Class B)	37
4,516	* Infonet Services Corp (Class B)	8
2,972	* Insight Communications Co, Inc	31
29,543	* InterActiveCorp	1,002
1,116	e* j2 Global Communications, Inc	28
37,257	* Level 3 Communications, Inc	212
1,093	Liberty Corp	49
2,034	* Lightbridge, Inc	19
1,798	* Lin TV Corp (Class A)	46
791	* Lodgenet Entertainment Corp	14
291,241	e* Lucent Technologies, Inc	827
1,446	* Mastec, Inc	21
4,107	e* McLeodUSA, Inc (Class A)	6
3,855	* Mediacom Communications Corp	33
1,315	e* Metro One Telecommunications, Inc	3
1,670	* Net2Phone, Inc	11
61,445	* Nextel Communications, Inc (Class A)	1,724
5,206	* Nextel Partners, Inc (Class A)	70
596	* NII Holdings, Inc (Class B)	44
1,100	North Pittsburgh Systems, Inc	21
4,762	* NTL, Inc	332
2,069	* PanAmSat Corp	45
2,900	* Paxson Communications Corp	11
211	e* Pegasus Communications Corp	6
3,500	* Price Communications Corp	48
3,305	* Primus Telecommunications Group	34
3,398	* PTEK Holdings, Inc	30
97,298	* Qwest Communications International, Inc	420
3,960	* Radio One, Inc (Class A)	77
1,831	* Radio One, Inc (Class D)	35
4,225	e* RCN Corp	3
2,346	* Regent Communications, Inc	15
1,057	* Saga Communications, Inc (Class A)	20
695	* Salem Communications Corp (Class A)	19
234,596	SBC Communications, Inc	6,116
234	Shenandoah Telecom Co	12
2,558	* Sinclair Broadcast Group, Inc (Class A)	38
2,599	* Spanish Broadcasting System, Inc (Class A)	27
63,325	Sprint Corp (FON Group)	1,040
55,921	* Sprint Corp (PCS Group)	314
956	SureWest Communications	39
1,652	e* Talk America Holdings, Inc	19
3,631	Telephone & Data Systems, Inc	227
3,067	* Time Warner Telecom, Inc (Class A)	31
2,123	e* Tivo, Inc	16
1,400	* Triton PCS Holdings, Inc (Class A)	8
1,032	* U.S. Cellular Corp	37
5,408	e* UnitedGlobalcom, Inc (Class A)	46
11,551	* Univision Communications, Inc (Class A)	458
TIAA Separate Account VA-1 2003 Annual Report    11
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

COMMUNICATIONS—(Continued)
194,210	Verizon Communications, Inc	$6,813
7,400	Viacom, Inc (Class A)	328
102,013	Viacom, Inc (Class B)	4,527
363	Warwick Valley Telephone Co	11
1,307	* West Corp	30
4,438	* Western Wireless Corp (Class A)	81
1,900	f* Wiltel Communication Group Inc	0
2,300	* Wireless Facilities, Inc	34
7,199	e* XM Satellite Radio Holdings, Inc	190
1,003	* Young Broadcasting, Inc (Class A)	20

	TOTAL COMMUNICATIONS	43,362

DEPOSITORY INSTITUTIONS—10.77%
1,016	1st Source Corp	22
711	ABC Bancorp	11
419	American National Bankshares, Inc	11
54	* AmericanWest Bancorp	1
24,854	AmSouth Bancorp	609
1,467	Anchor Bancorp Wisconsin, Inc	37
610	Arrow Financial Corp	17
5,173	Associated Banc-Corp	221
5,726	Astoria Financial Corp	213
283	Bancfirst Corp	17
5,600	Bancorpsouth, Inc	133
500	BancTrust Financial Group, Inc	8
2,997	Bank Mutual Corp	34
105,862	Bank Of America Corp	8,514
1,000	Bank Of Granite Corp	22
4,703	Bank Of Hawaii Corp	198
54,422	Bank Of New York Co, Inc	1,802
638	Bank Of The Ozarks, Inc	14
80,711	Bank One Corp	3,680
2,977	BankAtlantic Bancorp, Inc (Class A)	57
11,518	Banknorth Group, Inc	375
2,181	* BankUnited Financial Corp (Class A)	56
777	Banner Corp	20
4,537	Bay View Capital Corp	10
39,292	BB&T Corp	1,518
449	Berkshire Hills Bancorp, Inc	16
1,302	* BOK Financial Corp	50
1,420	Boston Private Financial Holdings, Inc	35
534	Bryn Mawr Bank Corp	13
700	BSB Bancorp, Inc	28
225	C&F Financial Corp	9
507	Camco Financial Corp	9
580	Camden National Corp	18
500	Capital City Bank Group, Inc	23
333	e* Capital Corp of the West	13
1,624	Capitol Federal Financial	59
897	Cascade Bancorp	17
1,523	e Cathay General Bancorp	85
345	Cavalry Bancorp, Inc	6
262	CB Bancshares, Inc	17
630	CCBT Financial Cos, Inc	22
506	Center Bancorp, Inc	10
311	Center Financial Corp	8
591	* Central Coast Bancorp	11
1,000	Central Pacific Financial Corp	30
229	Century Bancorp, Inc (Class A)	8
744	CFS Bancorp, Inc	11
285	Charter Financial Corp	11
15,883	Charter One Financial, Inc	549
1,640	Chemical Financial Corp	60
2,369	Chittenden Corp	80
363,382	Citigroup, Inc	17,639
3,400	* Citigroup, Inc (Litigation Wts)	4
3,061	Citizens Banking Corp	100
651	Citizens First Bancorp, Inc	15
600	Citizens South Banking Corp	8
550	City Bank	18
1,237	City Holding Co	43
2,882	City National Corp	179
245	CNB Financial Corp	10
300	Coastal Bancorp, Inc	12
722	Coastal Financial Corp	13
450	CoBiz, Inc	8
8,530	Colonial Bancgroup, Inc	148
416	Columbia Bancorp	13
508	Columbia Bancorp (Oregon)	9
1,009	Columbia Banking System, Inc	22
12    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

DEPOSITORY INSTITUTIONS—(Continued)
12,537	Comerica, Inc	$703
4,762	Commerce Bancorp, Inc	251
4,379	Commerce Bancshares, Inc	215
228	Commercial Bankshares, Inc	8
504	* Commercial Capital Bancorp, Inc	11
3,124	Commercial Federal Corp	83
277	Community Bank of North Virginia	5
818	Community Bank System, Inc	40
995	Community Trust Bancorp, Inc	30
8,852	Compass Bancshares, Inc	348
34,705	* Concord EFS, Inc	515
1,170	Corus Bankshares, Inc	37
3,532	Cullen/ Frost Bankers, Inc	143
2,577	CVB Financial Corp	50
1,606	Dime Community Bancshares	49
1,439	Downey Financial Corp	71
1,600	East West Bancorp, Inc	86
327	Eastern Virginia Bankshares, Inc	9
481	ESB Financial Corp	8
1,026	* Euronet Worldwide, Inc	18
283	EverTrust Financial Group, Inc	9
280	Exchange National Bancshares, Inc	10
447	Farmers Capital Bank Corp	15
275	FFLC Bancorp, Inc	8
1,153	Fidelity Bankshares, Inc	36
35,405	Fifth Third Bancorp	2,092
559	Financial Institutions, Inc	16
480	First Bancorp (North Carolina)	15
2,338	First Bancorp (Puerto Rico)	92
600	First Busey Corp (Class A)	16
2,100	First Charter Corp	41
281	First Citizens Banc Corp	8
436	First Citizens Bancshares, Inc (Class A)	53
4,100	First Commonwealth Financial Corp	58
831	First Community Bancorp	30
710	First Community Bancshares, Inc	24
468	First Essex Bancorp, Inc	27
1,238	First Federal Capital Corp	28
213	First Federal Financial Of Kentucky	5
2,593	First Financial Bancorp	41
1,093	First Financial Bankshares, Inc	46
1,000	First Financial Corp (Indiana)	30
1,000	First Financial Holdings, Inc	31
300	First M & F Corp	11
1,295	First Merchants Corp	33
3,362	First Midwest Bancorp, Inc	109
550	First National Corp	17
465	First Oak Brook Bancshares, Inc	14
200	First Of Long Island Corp	9
743	First Republic Bank	27
1,744	First Sentinel Bancorp, Inc	37
203	First South Bancorp, Inc	7
499	First State Bancorp	17
9,046	First Tennessee National Corp	399
410	First United Corp	10
420	Firstbank Corp	13
988	Firstfed America Bancorp, Inc	26
1,200	* FirstFed Financial Corp	52
5,818	FirstMerit Corp	157
442	Flag Financial Corp	6
1,967	Flagstar Bancorp, Inc	42
74,384	FleetBoston Financial Corp	3,247
362	FloridaFirst Bancorp, Inc	12
1,105	Flushing Financial Corp	20
254	FMS Financial Corp	5
3,097	FNB Corp	110
419	FNB Corp (Virginia)	12
333	FNB Corp, Inc	7
309	Foothill Independent Bancorp	7
195	Franklin Financial Corp	6
1,064	Frontier Financial Corp	35
7,274	Fulton Financial Corp	159
282	GA Financial, Inc	10
TIAA Separate Account VA-1 2003 Annual Report    13
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

DEPOSITORY INSTITUTIONS—(Continued)
300	GB&T Bancshares, Inc	$7
1,224	Glacier Bancorp, Inc	40
2,600	Gold Banc Corp, Inc	37
8,860	Golden West Financial Corp	914
416	Great Southern Bancorp, Inc	19
347	Greater Community Bancorp	6
500	Greene County Bancshares, Inc	12
8,667	Greenpoint Financial Corp	306
957	Hancock Holding Co	52
628	Hanmi Financial Corp	12
1,557	Harbor Florida Bancshares, Inc	46
1,652	Harleysville National Corp	50
928	Heartland Financial U.S.A., Inc	17
756	* Heritage Commerce Corp	9
363	Heritage Financial Corp	8
11,093	Hibernia Corp (Class A)	261
707	Horizon Financial Corp	12
5,161	Hudson City Bancorp, Inc	197
1,120	Hudson River Bancorp, Inc	44
3,093	Hudson United Bancorp	114
772	e Humboldt Bancorp	14
16,187	Huntington Bancshares, Inc	364
409	IberiaBank Corp	24
175	IBT Bancorp, Inc	10
914	Independent Bank Corp (Massachusetts)	26
1,527	Independent Bank Corp (Michigan)	43
3,878	IndyMac Bancorp, Inc	116
1,112	Integra Bank Corp	24
900	* Intercept, Inc	10
616	Interchange Financial Services Corp	16
1,916	International Bancshares Corp	90
1,234	Irwin Financial Corp	39
332	* Itla Capital Corp	17
143,203	J.P. Morgan Chase & Co	5,260
29,870	KeyCorp	876
412	Klamath First Bancorp, Inc	11
887	Lakeland Bancorp, Inc	14
367	Lakeland Financial Corp	13
315	LNB Bancorp, Inc	6
608	LSB Bancshares, Inc	11
4,803	M & T Bank Corp	472
504	Macatawa Bank Corp	14
1,974	MAF Bancorp, Inc	83
700	Main Street Banks, Inc	19
443	MainSource Financial Group, Inc	14
16,106	Marshall & Ilsley Corp	616
1,219	MB Financial, Inc	44
1,138	MBT Financial Corp	19
30,438	Mellon Financial Corp	977
324	Mercantile Bank Corp	12
5,608	Mercantile Bankshares Corp	256
287	Merchants Bancshares, Inc	9
1,600	Mid-State Bancshares	41
600	Midwest Banc Holdings, Inc	13
297	MutualFirst Financial, Inc	8
572	Nara Bancorp, Inc	16
219	NASB Financial, Inc	9
236	National Bankshares, Inc	12
39,171	National City Corp	1,329
14,292	National Commerce Financial Corp	390
1,665	National Penn Bancshares, Inc	53
514	NBC Capital Corp	14
2,152	NBT Bancorp, Inc	46
3,228	NetBank, Inc	43
13,530	New York Community Bancorp, Inc	515
11,099	North Fork Bancorp, Inc	449
154	Northern States Financial Corp	4
13,854	Northern Trust Corp	643
792	Northwest Bancorp, Inc	17
221	Oak Hill Financial, Inc	7
786	OceanFirst Financial Corp	21
2,600	* Ocwen Financial Corp	23
4,582	Old National Bancorp	105
155	Old Point Financial Corp	5
532	Old Second Bancorp, Inc	26
593	Omega Financial Corp	23
113	Oneida Financial Corp	2
475	PAB Bankshares, Inc	7
2,433	Pacific Capital Bancorp	90
763	Pacific Union Bank	19
14    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

DEPOSITORY INSTITUTIONS—(Continued)
768	Park National Corp	$87
344	Parkvale Financial Corp	9
474	Partners Trust Financial Group, Inc	16
449	Patriot Bank Corp	13
473	Peapack Gladstone Financial Corp	15
381	Pennfed Financial Services, Inc	13
550	Pennrock Financial Services Corp	17
224	Penns Woods Bancorp, Inc	10
795	Peoples Bancorp, Inc	23
1,741	People’s Bank	57
513	Peoples Holding Co	17
1,085	PFF Bancorp, Inc	39
20,004	PNC Financial Services Group, Inc	1,095
1,701	Provident Bankshares Corp	50
2,926	Provident Financial Group, Inc	93
233	Provident Financial Holdings	8
3,360	Provident Financial Services, Inc	64
1,316	R & G Financial Corp (Class B)	52
15,798	Regions Financial Corp	588
4,075	Republic Bancorp, Inc	55
506	Republic Bancorp, Inc (Class A) (Kentucky)	10
600	Republic Bancshares, Inc	19
302	Resource Bankshares Corp	10
997	Riggs National Corp	16
288	Royal Bancshares Of Pennsylvania (Class A)	7
1,811	S & T Bancorp, Inc	54
806	S.Y. Bancorp, Inc	17
325	Santander Bancorp	8
940	Seacoast Banking Corp Of Florida	16
1,744	Seacoast Financial Services Corp	48
637	Second Bancorp, Inc	17
253	Security Bank Corp	8
362	Shore Bancshares, Inc	14
129	Sierra Bancorp	2
2,887	* Silicon Valley Bancshares	104
1,066	Simmons First National Corp (Class A)	30
6,474	Sky Financial Group, Inc	168
890	Sound Federal Bancorp, Inc	14
4,243	South Financial Group, Inc	118
404	Southern Financial Bancorp, Inc	17
595	Southside Bancshares, Inc	11
24,063	SouthTrust Corp	788
1,929	Southwest Bancorp Of Texas, Inc	75
740	Southwest Bancorp, Inc	13
20,551	Sovereign Bancorp, Inc	488
553	State Bancorp, Inc	13
345	State Financial Services Corp (Class A)	9
23,503	State Street Corp	1,224
3,870	Staten Island Bancorp, Inc	87
952	Sterling Bancorp	27
2,600	Sterling Bancshares, Inc	35
1,139	Sterling Financial Corp (Pennsylvania)	32
920	* Sterling Financial Corp (Spokane)	31
378	Summit Bancshares, Inc	11
483	* Sun Bancorp, Inc (New Jersey)	13
355	Sun Bancorp, Inc (Pennsylvania)	7
17,533	SunTrust Banks, Inc	1,254
21,261	Synovus Financial Corp	615
300	Taylor Capital Group, Inc	8
5,193	TCF Financial Corp	267
1,736	Texas Regional Bancshares, Inc (Class A)	64
1,572	* TierOne Corp	36
363	Trico Bancshares	11
630	Troy Financial Corp	22
1,300	Trust Co Of New Jersey	52
5,202	Trustco Bank Corp NY	68
3,402	Trustmark Corp	100
135,644	U.S. Bancorp	4,039
1,008	U.S.B. Holding Co, Inc	20
2,912	UCBH Holdings, Inc	113
1,144	UMB Financial Corp	54
1,661	Umpqua Holdings Corp	35
543	Union Bankshares Corp	17
TIAA Separate Account VA-1 2003 Annual Report    15
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

DEPOSITORY INSTITUTIONS—(Continued)
14,140	Union Planters Corp	$445
3,647	UnionBanCal Corp	210
2,534	United Bankshares, Inc	79
1,194	United Community Banks, Inc	39
2,251	United Community Financial Corp	26
432	United Securities Bancshares	13
230	United Security Bancshares (California)	6
1,587	Unizan Financial Corp	32
6,850	Valley National Bancorp	200
322	* Virginia Commerce Bancorp	10
524	Virginia Financial Group, Inc	19
5,189	W Holding Co, Inc	97
90,556	Wachovia Corp	4,219
263	Warwick Community Bancorp	9
4,856	Washington Federal, Inc	138
881	Washington Trust Bancorp, Inc	23
315	Wayne Bancorp, Inc	8
3,148	Webster Financial Corp	144
119,200	Wells Fargo & Co	7,020
1,533	Wesbanco, Inc	42
1,200	West Bancorporation	21
1,194	West Coast Bancorp	25
2,316	Westamerica Bancorp	115
236	* Western Sierra Bancorp	11
2,764	Whitney Holding Corp	113
747	Willow Grove Bancorp, Inc	13
4,525	Wilmington Trust Corp	163
1,371	Wintrust Financial Corp	62
620	WSFS Financial Corp	28
527	Yadkin Valley Bank and Trust Co	9
558	Yardville National Bancorp	14
6,385	Zions Bancorp	392

	TOTAL DEPOSITORY INSTITUTIONS	89,080

EATING AND DRINKING PLACES—0.67%
4,018	Applebee’s International, Inc	158
4,940	Aramark Corp (Class B)	135
2,400	Bob Evans Farms, Inc	78
6,702	* Brinker International, Inc	222
1,020	* California Pizza Kitchen, Inc	21
3,340	CBRL Group, Inc	128
1,783	* CEC Entertainment, Inc	84
758	e* Chicago Pizza & Brewery, Inc	11
3,658	e* CKE Restaurants, Inc	23
11,718	Darden Restaurants, Inc	247
790	e* Dave & Buster’s, Inc	10
1,384	IHOP Corp	53
2,356	* Jack In The Box, Inc	50
4,363	e* Krispy Kreme Doughnuts, Inc	160
1,378	Landry’s Restaurants, Inc	35
1,175	Lone Star Steakhouse & Saloon, Inc	27
89,926	McDonald’s Corp	2,233
1,720	* O’Charley’s, Inc	31
4,319	e Outback Steakhouse, Inc	191
1,702	e* P.F. Chang’s China Bistro, Inc	87
875	* Papa John’s International, Inc	29
2,130	* Rare Hospitality International, Inc	52
400	* Red Robin Gourmet Burgers, Inc	12
4,500	Ruby Tuesday, Inc	128
3,096	* Ryan’s Family Steak Houses, Inc	47
2,716	* Sonic Corp	83
3,430	e* The Cheesecake Factory, Inc	151
1,400	* The Steak n Shake Co	25
1,910	Triarc Cos (Class B)	21
955	Triarc Cos, Inc (Class A)	11
7,905	Wendy’s International, Inc	310
20,653	* Yum! Brands, Inc	710

	TOTAL EATING AND DRINKING PLACES	5,563

EDUCATIONAL SERVICES—0.21%
9,237	* Apollo Group, Inc (Class A)	628
1,040	* Apollo Group, Inc (University Of Phoenix Online)	72
6,736	* Career Education Corp	270
3,048	* Corinthian Colleges, Inc	169
4,016	* DeVry, Inc	101
16    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

EDUCATIONAL SERVICES—(Continued)
4,536	* Education Management Corp	$141
3,070	* ITT Educational Services, Inc	144
753	* Learning Tree International, Inc	13
1,157	* Princeton Review, Inc	11
829	Strayer Education, Inc	90
2,500	* Sylvan Learning Systems, Inc	72

	TOTAL EDUCATIONAL SERVICES	1,711

ELECTRIC, GAS, AND SANITARY SERVICES—3.35%
29,552	* AES Corp	279
4,464	AGL Resources, Inc	130
8,638	* Allegheny Energy, Inc	110
5,979	Allete, Inc	183
6,701	Alliant Energy Corp	167
11,895	* Allied Waste Industries, Inc	165
11,493	Ameren Corp	529
27,907	American Electric Power Co, Inc	851
1,100	American States Water Co	28
13,555	* Aquila, Inc	46
3,505	Atmos Energy Corp	85
3,500	Avista Corp	63
1,900	Black Hills Corp	57
1,000	California Water Service Group	27
27,414	e* Calpine Corp	132
800	Cascade Natural Gas Corp	17
1,195	* Casella Waste Systems, Inc (Class A)	16
19,443	Centerpoint Energy, Inc	188
846	Central Vermont Public Service Corp	20
1,183	CH Energy Group, Inc	55
375	Chesapeake Utilities Corp	10
12,513	Cinergy Corp	486
19,601	* Citizens Communications Co	243
526	* Clean Harbors, Inc	5
2,970	Cleco Corp	53
9,842	* CMS Energy Corp	84
556	Connecticut Water Service, Inc	15
15,657	Consolidated Edison, Inc	673
11,749	Constellation Energy Group, Inc	460
22,667	Dominion Resources, Inc	1,447
8,774	DPL, Inc	183
11,808	DTE Energy Co	465
63,747	Duke Energy Corp	1,304
5,400	Duquesne Light Holdings, Inc	99
513	* Duratek, Inc	7
19,348	e* Dynegy, Inc (Class A)	83
20,819	Edison International	457
41,764	El Paso Corp	342
3,388	e* El Paso Electric Co	45
1,602	Empire District Electric Co	35
2,318	Energen Corp	95
10,424	Energy East Corp	233
302	EnergySouth, Inc	11
16,050	Entergy Corp	917
4,306	Equitable Resources, Inc	185
22,885	Exelon Corp	1,519
21,379	FirstEnergy Corp	753
12,927	FPL Group, Inc	846
4,858	Great Plains Energy, Inc	155
2,600	e Hawaiian Electric Industries, Inc	123
2,558	e Idacorp, Inc	77
11,033	KeySpan Corp	406
6,143	Kinder Morgan, Inc	363
1,400	Laclede Group, Inc	40
7,850	MDU Resources Group, Inc	187
1,200	MGE Energy, Inc	38
740	Middlesex Water Co	15
4,958	National Fuel Gas Co	121
1,850	New Jersey Resources Corp	71
3,050	Nicor, Inc	104
16,828	NiSource, Inc	369
2,809	* NiSource, Inc (Sails)	7
8,777	Northeast Utilities	177
1,750	Northwest Natural Gas Co	54
3,639	NSTAR	176
1,000	NUI Corp	16
5,321	OGE Energy Corp	129
5,461	Oneok, Inc	121
1,700	Otter Tail Corp	45
2,462	Peoples Energy Corp	104
10,872	Pepco Holdings, Inc	212
27,664	* PG&E Corp	768
6,456	Philadelphia Suburban Corp	143
TIAA Separate Account VA-1 2003 Annual Report    17
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
2,282	Piedmont Natural Gas Co, Inc	$99
5,818	Pinnacle West Capital Corp	233
2,620	PNM Resources, Inc	74
11,549	PPL Corp	505
14,987	Progress Energy, Inc	678
5,000	* Progress Energy, Inc (Cvo)	2
16,050	Public Service Enterprise Group, Inc	703
6,554	Puget Energy, Inc	156
5,255	Questar Corp	185
19,632	* Reliant Resources, Inc	144
10,488	Republic Services, Inc	269
1,126	Resource America, Inc (Class A)	17
7,241	SCANA Corp	248
1,200	SEMCO Energy, Inc	6
14,197	Sempra Energy	427
8,800	e* Sierra Pacific Resources	65
149	SJW Corp	13
800	South Jersey Industries, Inc	32
50,834	Southern Co	1,538
3,843	* Southern Union Co	71
2,332	Southwest Gas Corp	52
699	Southwest Water Co	11
2,308	* Stericycle, Inc	108
12,202	e TECO Energy, Inc	176
922	Texas Genco Holdings, Inc	30
22,590	TXU Corp	536
2,868	UGI Corp	97
892	UIL Holdings Corp	40
2,061	Unisource Energy Corp	51
5,260	Vectren Corp	130
1,892	* Waste Connections, Inc	71
41,709	Waste Management, Inc	1,235
4,729	Westar Energy, Inc	96
1,277	Western Gas Resources, Inc	60
3,300	WGL Holdings, Inc	92
36,056	Williams Cos, Inc	354
8,100	Wisconsin Energy Corp	271
2,680	WPS Resources Corp	124
28,092	Xcel Energy, Inc	477

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,700

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—8.41%
1,556	* Actel Corp	37
54,729	* ADC Telecommunications, Inc	163
2,846	Adtran, Inc	88
1,193	* Advanced Energy Industries, Inc	31
6,041	* Advanced Fibre Communications, Inc	122
24,208	* Advanced Micro Devices, Inc	361
4,300	* Aeroflex, Inc	50
46,506	* Agere Systems, Inc (Class A)	142
66,248	* Agere Systems, Inc (Class B)	192
1,895	* Alliance Semiconductor Corp	13
26,842	* Altera Corp	609
11,805	American Power Conversion Corp	289
2,278	Ametek, Inc	110
6,298	* Amkor Technology, Inc	115
1,298	* Amphenol Corp (Class A)	83
25,778	Analog Devices, Inc	1,177
1,600	* Anaren Microwave, Inc	23
1,164	Applica, Inc	9
20,650	* Applied Micro Circuits Corp	123
589	Applied Signal Technology, Inc	14
4,429	e* Arris Group, Inc	32
2,137	* Artesyn Technologies, Inc	18
1,300	* Artisan Components, Inc	27
29,484	* Atmel Corp	177
1,950	* ATMI, Inc	45
4,177	e* Avanex Corp	21
3,547	AVX Corp	59
2,164	Baldor Electric Co	49
674	Bel Fuse, Inc (Class B)	22
2,605	* Benchmark Electronics, Inc	91
15,417	* Broadcom Corp (Class A)	526
1,800	C&D Technologies, Inc	35
300	* Catapult Communications Corp	4
2,266	* C-COR.net Corp	25
1,843	* Centillium Communications, Inc	10
474	* Ceradyne, Inc	16
18    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,022	* Ceva, Inc	$11
2,315	* Checkpoint Systems, Inc	44
3,036	* ChipPAC, Inc	23
32,981	* CIENA Corp	219
1,163	* Comtech Telecommunications	34
12,265	* Comverse Technology, Inc	216
18,598	e* Conexant Systems, Inc	92
12,400	e* Corvis Corp	21
5,399	e* Cree, Inc	96
2,100	CTS Corp	24
1,000	Cubic Corp	23
8,434	e* Cypress Semiconductor Corp	180
417	* Diodes, Inc	8
1,743	* Ditech Communications Corp	33
607	e* Drexler Technology Corp	8
1,939	* DSP Group, Inc	48
859	e* Dupont Photomasks, Inc	21
2,000	* Electro Scientific Industries, Inc	48
29,730	Emerson Electric Co	1,925
1,110	* Emerson Radio Corp	4
756	* EMS Technologies, Inc	16
6,202	* Energizer Holdings, Inc	233
934	e* Energy Conversion Devices, Inc	8
4,002	* Entegris, Inc	51
2,200	* ESS Technology, Inc	37
2,800	* Exar Corp	48
7,879	* Fairchild Semiconductor International, Inc	197
9,210	e* Finisar Corp	29
462	Franklin Electric Co, Inc	28
2,400	* FuelCell Energy, Inc	31
15,290	* Gemstar-TV Guide International, Inc	77
705,433	General Electric Co	21,854
2,198	* Genesis Microchip, Inc	40
870	* Genlyte Group, Inc	51
9,069	* GlobespanVirata, Inc	53
5,900	* GrafTech International Ltd	80
3,546	Harman International Industries, Inc	262
4,036	* Harmonic, Inc	29
4,775	Harris Corp	181
1,700	Helix Technology Corp	35
1,700	* Hexcel Corp	13
3,520	Hubbell, Inc (Class B)	155
1,800	* Hutchinson Technology, Inc	55
900	* Inet Technologies, Inc	11
1,300	* Innovex, Inc	11
4,417	* Integrated Circuit Systems, Inc	126
7,233	* Integrated Device Technology, Inc	124
2,100	* Integrated Silicon Solution, Inc	33
461,234	Intel Corp	14,852
3,915	* Interdigital Communications Corp	81
4,451	* International Rectifier Corp	220
9,441	Intersil Corp (Class A)	235
1,400	Inter-Tel, Inc	35
2,296	* InterVoice, Inc	27
1,160	* IXYS Corp	11
10,780	* Jabil Circuit, Inc	305
93,458	* JDS Uniphase Corp	341
6,007	* Kemet Corp	82
4,991	* Kopin Corp	33
5,170	e* L-3 Communications Holdings, Inc	266
7,094	* Lattice Semiconductor Corp	69
574	* Lifeline Systems, Inc	11
22,260	Linear Technology Corp	936
1,409	* Littelfuse, Inc	41
1,293	LSI Industries, Inc	17
25,435	* LSI Logic Corp	226
1,100	* Manufacturers Services Ltd	7
1,508	* Mattson Technology, Inc	18
23,050	Maxim Integrated Products, Inc	1,148
5,338	Maytag Corp	149
6,926	* McData Corp (Class A)	66
943	e* Medis Technologies Ltd	10
2,262	* MEMC Electronic Materials, Inc	22
1,540	* Mercury Computer Systems, Inc	38
2,500	Methode Electronics, Inc	31
400	* Metrologic Instruments, Inc	11
4,264	* Micrel, Inc	66
14,149	Microchip Technology, Inc	472
38,575	* Micron Technology, Inc	520
TIAA Separate Account VA-1 2003 Annual Report    19
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
2,114	* Microsemi Corp	$52
582	* MIPS Technologies, Inc	3
8,643	Molex, Inc	302
1,515	* Monolithic System Technology, Inc	13
1,100	* Moog, Inc (Class A)	54
163,563	Motorola, Inc	2,301
5,858	* MRV Communications, Inc	22
2,855	* Mykrolis Corp	46
300	National Presto Industries, Inc	11
12,771	* National Semiconductor Corp	503
4,791	* New Focus, Inc	24
10,695	* Novellus Systems, Inc	450
10,435	* Nvidia Corp	243
1,726	e* Omnivision Technologies, Inc	95
2,400	* ON Semiconductor Corp	15
4,212	* Openwave Systems, Inc	46
8,470	* Oplink Communications, Inc	20
869	e* OSI Systems, Inc	17
1,250	Park Electrochemical Corp	33
1,673	e* Pemstar, Inc	6
1,447	* Pericom Semiconductor Corp	15
1,900	* Photronics, Inc	38
2,318	* Pixelworks, Inc	26
2,717	* Plantronics, Inc	89
3,100	* Plexus Corp	53
1,182	e* Plug Power, Inc	9
11,897	* PMC-Sierra, Inc	240
7,006	* Polycom, Inc	137
458	* Powell Industries, Inc	9
1,813	* Power Integrations, Inc	61
3,890	* Power-One, Inc	42
4,709	e* Powerwave Technologies, Inc	36
8,578	* Proxim Corp (Class A)	14
6,815	* QLogic Corp	352
55,859	Qualcomm, Inc	3,012
6,100	* Rambus, Inc	187
2,306	* Rayovac Corp	48
1,663	Regal-Beloit Corp	37
4,091	* Remec, Inc	34
11,906	e* RF Micro Devices, Inc	120
400	Richardson Electronics Ltd	5
12,762	Rockwell Collins, Inc	383
1,100	* Rogers Corp	49
36,135	* Sanmina-SCI Corp	456
2,915	e* SBA Communications Corp	11
1,000	* SBS Technologies, Inc	15
10,570	Scientific-Atlanta, Inc	289
1,500	* Seachange International, Inc	23
4,307	* Semtech Corp	98
4,000	* Silicon Image, Inc	29
1,960	* Silicon Laboratories, Inc	85
5,900	* Silicon Storage Technology, Inc	65
500	* Siliconix, Inc	23
1,800	* Sipex Corp	14
63,307	e* Sirius Satellite Radio, Inc	200
10,341	* Skyworks Solutions, Inc	90
1,197	Smith (A.O.) Corp	42
15,365	* Sonus Networks, Inc	116
1,100	Spectralink Corp	21
808	* Standard Microsystems Corp	20
700	* Stoneridge, Inc	11
6,000	* Stratex Networks, Inc	26
3,324	* Superconductor Technologies	19
745	* Supertex, Inc	14
11,448	* Sycamore Networks, Inc	60
2,907	* Symmetricom, Inc	21
1,060	* Synaptics, Inc	16
2,506	* Technitrol, Inc	52
3,400	* Tekelec	53
29,464	* Tellabs, Inc	248
4,400	* Terayon Communication Systems, Inc	20
122,177	Texas Instruments, Inc	3,590
2,968	Thomas & Betts Corp	68
1,600	* Three-Five Systems, Inc	8
1,000	* Tollgrade Communications, Inc	18
7,764	* Transmeta Corp	26
9,492	* Triquint Semiconductor, Inc	67
1,025	* TTM Technologies, Inc	17
640	* Ulticom, Inc	6
1,200	e* Universal Display Corp	16
1,000	* Universal Electronics, Inc	13
5,072	* Utstarcom, Inc	188
3,331	e* Valence Technology, Inc	13
20    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
2,111	* Varian Semiconductor Equipment Associates, Inc	$92
6,037	* Verso Technologies, Inc	19
1,399	* Viasat, Inc	27
1,471	* Vicor Corp	17
739	* Virage Logic Corp	8
11,380	* Vishay Intertechnology, Inc	261
14,636	* Vitesse Semiconductor Corp	86
2,980	* Westell Technologies, Inc	19
4,823	Whirlpool Corp	350
1,260	* White Electronic Designs Corp	11
1,507	* Wilson Greatbatch Technologies, Inc	64
800	Woodhead Industries, Inc	14
1,429	* Xicor, Inc	16
23,957	* Xilinx, Inc	928
1,399	* Zhone Technologies, Inc	7

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	69,538

ENGINEERING AND MANAGEMENT SERVICES—0.77%
1,185	e* aaiPharma, Inc	30
633	* Advisory Board Co	22
3,957	* Affymetrix, Inc	97
1,368	e* Antigenics, Inc	15
4,841	* Applera Corp (Celera Genomics Group)	67
3,600	* Ariad Pharmaceuticals, Inc	27
10,858	* BearingPoint, Inc	110
246	* Bioreliance Corp	12
5,636	* Celgene Corp	254
5,700	* Century Business Services, Inc	25
529	* Charles River Associates, Inc	17
1,445	* Ciphergen Biosystems, Inc	16
942	* Cornell Cos, Inc	13
2,561	* Corporate Executive Board Co	120
2,017	* Corrections Corp Of America	58
4,280	* Covance, Inc	115
2,974	* CuraGen Corp	22
1,903	e* CV Therapeutics, Inc	28
3,808	* Decode Genetics, Inc	31
520	* Digitas, Inc	5
1,742	* Diversa Corp	16
1,749	* eResearch Technology, Inc	44
821	e* Exact Sciences Corp	8
3,246	* Exelixis, Inc	23
3,466	* Exult, Inc	25
1,307	* First Consulting Group, Inc	7
5,722	Fluor Corp	227
1,000	* Forrester Research, Inc	18
2,772	* FTI Consulting, Inc	65
2,986	* Gartner, Inc (Class A)	34
2,624	* Gartner, Inc (Class B)	29
1,900	* Gene Logic, Inc	10
724	* Genencor International, Inc	11
3,204	* Gen-Probe, Inc	117
30,479	Halliburton Co	792
600	* Hewitt Associates, Inc	18
4,807	* Incyte Corp	33
3,395	* Jacobs Engineering Group, Inc	163
1,236	* Kosan Biosciences, Inc	12
584	Landauer, Inc	24
2,441	* Lexicon Genetics, Inc	14
1,206	* Luminex Corp	11
1,221	* MAXIMUS, Inc	48
2,143	* Maxygen, Inc	23
17,593	Monsanto Co	506
8,767	Moody’s Corp	531
400	* MTC Technologies, Inc	13
1,780	e* Myriad Genetics, Inc	23
2,900	* Navigant Consulting, Inc	55
951	* Neopharm, Inc	17
569	* Newtek Business Services, Inc	4
1,703	* Parexel International Corp	28
23,418	Paychex, Inc	871
2,266	* Per-Se Technologies, Inc	35
3,516	* Pharmaceutical Product Development, Inc	95
1,600	* Pharmacopeia, Inc	23
2,566	* PRG-Schultz International, Inc	13
5,338	Quest Diagnostics, Inc	390
1,565	* Regeneration Technologies, Inc	17
TIAA Separate Account VA-1 2003 Annual Report    21
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
2,361	* Regeneron Pharmaceuticals, Inc	$35
1,840	* Repligen Corp	8
700	e* Research Frontiers, Inc	7
1,353	* Resources Connection, Inc	37
1,160	* Right Management Consultants, Inc	22
4,200	* Savient Pharmaceuticals, Inc	19
1,282	* Seattle Genetics, Inc	11
20,732	Servicemaster Co	242
350	* SFBC International, Inc	9
1,062	* Sourcecorp	27
1,600	* Symyx Technologies, Inc	33
500	* Tejon Ranch Co	21
2,861	e* Telik, Inc	66
3,591	* Tetra Tech, Inc	89
2,015	* Transkaryotic Therapies, Inc	31
791	e* TRC Cos, Inc	17
953	e* Trimeris, Inc	20
3,553	* Tularik, Inc	57
4,973	* U.S. Oncology, Inc	54
1,027	* URS Corp	26
1,002	* Washington Group International, Inc	34
2,145	* Watson Wyatt & Co Holdings	52

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,394

FABRICATED METAL PRODUCTS—0.65%
2,321	* Alliant Techsystems, Inc	134
3,939	Ball Corp	235
714	CIRCOR International, Inc	17
3,558	Crane Co	109
9,061	* Crown Holdings, Inc	82
8,043	Danaher Corp	738
376	* Drew Industries, Inc	10
10,213	Fortune Brands, Inc	730
1,746	* Griffon Corp	35
546	* Gulf Island Fabrication, Inc	9
2,800	Harsco Corp	123
18,296	Illinois Tool Works, Inc	1,535
991	* Intermagnetics General Corp	22
5,881	* Jacuzzi Brands, Inc	42
33,630	Masco Corp	922
734	Material Sciences Corp	7
933	* Mobile Mini, Inc	18
1,321	* NCI Building Systems, Inc	32
2,992	* Raytech Corp	10
4,275	e* Shaw Group, Inc	58
711	* Silgan Holdings, Inc	30
1,052	* Simpson Manufacturing Co, Inc	54
4,037	Snap-On, Inc	130
4,636	Stanley Works	176
1,400	Sturm Ruger & Co, Inc	16
3,113	e* Tower Automotive, Inc	21
1,000	Valmont Industries, Inc	23
1,100	Watts Water Technologies, Inc (Class A)	24

	TOTAL FABRICATED METAL PRODUCTS	5,342

FOOD AND KINDRED PRODUCTS—3.31%
1,106	* American Italian Pasta Co (Class A)	46
59,051	Anheuser-Busch Cos, Inc	3,111
36,613	Archer Daniels Midland Co	557
700	* Boston Beer Co, Inc (Class A)	13
15,985	Campbell Soup Co	428
63	Coca-Cola Bottling Co Consolidated	3
151,344	Coca-Cola Co	7,681
15,688	Coca-Cola Enterprises, Inc	343
37,888	Conagra Foods, Inc	1,000
6,233	* Constellation Brands, Inc (Class A)	205
1,894	Coors (Adolph) Co (Class B)	106
2,328	Corn Products International, Inc	80
3,761	* Darling International, Inc	10
10,783	* Dean Foods Co	354
12,588	* Del Monte Foods Co	131
65	Farmer Brothers Co	20
2,383	Flowers Foods, Inc	61
26,241	General Mills, Inc	1,189
24,878	H.J. Heinz Co	906
5,544	* Hercules, Inc	68
6,372	Hershey Foods Corp	491
469	* Horizon Organic Holding Corp	11
5,077	Hormel Foods Corp	131
22    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

FOOD AND KINDRED PRODUCTS—(Continued)
1,137	* International Multifoods Corp	$20
2,936	Interstate Bakeries Corp	42
400	* J & J Snack Foods Corp	15
3,016	J.M. Smucker Co	137
17,499	Kellogg Co	666
19,337	Kraft Foods, Inc (Class A)	623
1,829	Lancaster Colony Corp	83
1,746	Lance, Inc	26
686	* M&F Worldwide Corp	9
9,489	McCormick & Co, Inc (Non-Vote)	286
259	* National Beverage Corp	4
624	* Peets Coffee & Tea, Inc	11
11,947	Pepsi Bottling Group, Inc	289
3,934	PepsiAmericas Inc	67
121,428	PepsiCo, Inc	5,661
1,099	Pilgrim’s Pride Corp	18
2,056	* Ralcorp Holdings, Inc	64
430	Riviana Foods, Inc	12
669	* Robert Mondavi Corp (Class A)	26
54,701	Sara Lee Corp	1,188
3,076	Sensient Technologies Corp	61
6,771	* Smithfield Foods, Inc	140
1,685	Tootsie Roll Industries, Inc	61
2,585	Topps Co, Inc	27
15,485	Tyson Foods, Inc (Class A)	205
11,505	Wrigley (Wm.) Jr Co	647

	TOTAL FOOD AND KINDRED PRODUCTS	27,333

FOOD STORES—0.44%
1,696	* 7-Eleven, Inc	27
23,819	Albertson’s, Inc	540
97	Arden Group, Inc (Class A)	8
1,203	* Great Atlantic & Pacific Tea Co, Inc	10
700	Ingles Markets, Inc (Class A)	7
53,429	* Kroger Co	989
2,088	e* Panera Bread Co (Class A)	83
357	* Pantry, Inc	8
2,206	* Pathmark Stores, Inc	17
2,200	Ruddick Corp	39
31,297	* Safeway, Inc	686
27,620	* Starbucks Corp	913
779	Weis Markets, Inc	28
3,539	Whole Foods Market, Inc	238
1,385	* Wild Oats Markets, Inc	18
4,470	e Winn-Dixie Stores, Inc	44

	TOTAL FOOD STORES	3,655

FORESTRY—0.12%
15,586	Weyerhaeuser Co	998

	TOTAL FORESTRY	998

FURNITURE AND FIXTURES—0.32%
745	Bassett Furniture Industries, Inc	12
2,243	Ethan Allen Interiors, Inc	94
3,459	Furniture Brands International, Inc	101
5,200	Herman Miller, Inc	126
3,609	Hillenbrand Industries, Inc	224
4,114	HON Industries, Inc	178
190	Hooker Furniture Corp	8
6,280	Johnson Controls, Inc	729
2,436	Kimball International, Inc (Class B)	38
3,952	La-Z-Boy, Inc	83
4,399	Lear Corp	270
13,681	Leggett & Platt, Inc	296
19,520	Newell Rubbermaid, Inc	444
1,320	* Select Comfort Corp	33
389	Stanley Furniture Co, Inc	12
2,167	Steelcase, Inc (Class A)	31

	TOTAL FURNITURE AND FIXTURES	2,679

FURNITURE AND HOMEFURNISHINGS STORES—0.37%
20,930	* Bed Bath & Beyond, Inc	907
18,471	Best Buy Co, Inc	965
13,312	Circuit City Stores, Inc (Circuit City Group)	135
1,370	* Cost Plus, Inc	56
1,100	* Electronics Boutique Holdings Corp	25
1,300	* Gamestop Corp (Class A)	20
982	* Guitar Center, Inc	32
1,232	Haverty Furniture Cos, Inc	24
1,786	* Intertan, Inc	18
3,107	* Linens ’n Things, Inc	93
6,500	Pier 1 Imports, Inc	142
11,717	RadioShack Corp	359
1,285	* Restoration Hardware, Inc	6
605	* Rex Stores Corp	9
TIAA Separate Account VA-1 2003 Annual Report    23
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
2,382	* The Bombay Co, Inc	$19
1,215	* Trans World Entertainment Corp	9
1,389	* Tweeter Home Entertainment Group, Inc	13
791	* Ultimate Electronics, Inc	6
6,132	* Williams-Sonoma, Inc	213

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,051

GENERAL BUILDING CONTRACTORS—0.34%
881	Beazer Homes U.S.A., Inc	86
300	Brookfield Homes Corp	8
4,349	Centex Corp	468
8,511	D.R. Horton, Inc	368
147	* Dominion Homes, Inc	4
1,083	e* Hovnanian Enterprises, Inc (Class A)	94
2,824	KB Home	205
360	Lennar Corp	33
3,759	Lennar Corp (Class A)	361
862	M/I Schottenstein Homes, Inc	34
1,421	MDC Holdings, Inc	92
609	* Meritage Corp	40
420	* NVR, Inc	196
1,250	* Palm Harbor Homes, Inc	22
900	* Perini Corp	8
3,525	Pulte Homes, Inc	330
1,960	Ryland Group, Inc	174
2,279	Standard-Pacific Corp	111
3,215	* Toll Brothers, Inc	128
2,013	Walter Industries, Inc	27
1,297	* WCI Communities, Inc	27
356	e* William Lyon Homes, Inc	22

	TOTAL GENERAL BUILDING CONTRACTORS	2,838

GENERAL MERCHANDISE STORES—2.30%
2,874	* 99 Cents Only Stores	78
8,000	* Big Lots, Inc	114
4,983	* BJ’s Wholesale Club, Inc	114
915	* Brookstone, Inc	19
2,822	Casey’s General Stores, Inc	50
32,294	* Costco Wholesale Corp	1,201
4,851	Dillard’s, Inc (Class A)	80
19,165	Dollar General Corp	402
8,180	* Dollar Tree Stores, Inc	246
10,790	Family Dollar Stores, Inc	387
13,181	Federated Department Stores, Inc	621
2,335	Fred’s, Inc	72
19,144	J.C. Penney Co, Inc	503
20,377	* Kohl’s Corp	916
20,021	May Department Stores Co	582
1,723	* Neiman Marcus Group, Inc (Class A)	92
723	* Neiman Marcus Group, Inc (Class B)	36
9,017	* Saks, Inc	136
19,315	Sears Roebuck & Co	879
2,069	* ShopKo Stores, Inc	32
1,757	* Stein Mart, Inc	14
64,387	Target Corp	2,472
1,000	* Tuesday Morning Corp	30
187,664	Wal-Mart Stores, Inc	9,956

	TOTAL GENERAL MERCHANDISE STORES	19,032

HEALTH SERVICES—0.77%
3,215	* Accredo Health, Inc	102
1,762	e* American Healthways, Inc	42
1,426	* Amsurg Corp	54
3,761	* Apria Healthcare Group, Inc	107
7,127	* Beverly Enterprises, Inc	61
18,286	* Caremark Rx, Inc	463
842	* Chronimed, Inc	7
3,492	* Community Health Systems, Inc	93
500	* Corvel Corp	19
3,239	* Coventry Health Care, Inc	209
2,321	* Cross Country Healthcare, Inc	35
1,100	e* CryoLife, Inc	6
740	* Curative Health Services, Inc	10
4,180	* DaVita, Inc	163
400	e* Dynacq Healthcare, Inc	3
1,776	* Enzo Biochem, Inc	32
4,446	* Express Scripts, Inc	295
6,878	* First Health Group Corp	134
1,006	* Genesis HealthCare Corp	23
1,525	* Gentiva Health Services, Inc	19
34,619	HCA, Inc	1,487
24    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

HEALTH SERVICES—(Continued)
16,770	Health Management Associates, Inc (Class A)	$402
3,932	Hooper Holmes, Inc	24
414	* IMPAC Medical Systems, Inc	11
2,161	* Inveresk Research Group, Inc	53
813	* Kindred Healthcare, Inc	42
581	* LabOne, Inc	19
10,565	* Laboratory Corp Of America Holdings	390
2,695	* LifePoint Hospitals, Inc	79
7,330	* Lincare Holdings, Inc	220
6,895	Manor Care, Inc	238
624	* Matria Healthcare, Inc	13
1,650	e* MIM Corp	12
600	* National Healthcare Corp	12
2,013	* NeighborCare, Inc	40
2,152	* Odyssey HealthCare, Inc	63
859	* Option Care, Inc	9
3,260	e* Orthodontic Centers Of America, Inc	26
1,764	* Pediatrix Medical Group, Inc	97
3,350	* Province Healthcare Co	54
1,200	* RehabCare Group, Inc	26
3,399	* Renal Care Group, Inc	140
3,296	Select Medical Corp	54
366	* Specialty Laboratories, Inc	6
1,300	e* Sunrise Senior Living, Inc	50
33,103	* Tenet Healthcare Corp	531
5,249	* Triad Hospitals, Inc	175
623	* U.S. Physical Therapy, Inc	10
1,089	* United Surgical Partners International, Inc	36
3,448	Universal Health Services, Inc (Class B)	185
774	* VistaCare, Inc (Class A)	27

	TOTAL HEALTH SERVICES	6,408

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%
2,325	Granite Construction, Inc	55
1,632	* Insituform Technologies, Inc (Class A)	27

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	82

HOLDING AND OTHER INVESTMENT OFFICES—2.74%
816	* 4Kids Entertainment, Inc	21
1,151	Acadia Realty Trust	14
700	Alabama National Bancorp	37
142	* Alexander’s, Inc	18
1,279	Alexandria Real Estate Equities, Inc	74
850	Allegiant Bancorp, Inc	24
7,895	e Allied Capital Corp	220
5,726	AMB Property Corp	188
1,700	Amcore Financial, Inc	46
345	American Land Lease, Inc	7
543	American Mortgage Acceptance Co	9
1,041	AMLI Residential Properties Trust	28
6,326	Annaly Mortgage Management, Inc	116
3,218	Anthracite Capital, Inc	36
2,435	Anworth Mortgage Asset Corp	34
6,524	Apartment Investment & Management Co (Class A)	225
12,972	Archstone-Smith Trust	363
4,002	Arden Realty, Inc	121
1,181	Associated Estates Realty Corp	9
4,303	AvalonBay Communities, Inc	206
996	Bedford Property Investors, Inc	29
5,058	Boston Properties, Inc	244
1,400	* Boykin Lodging Co	13
1,933	Brandywine Realty Trust	52
3,459	BRE Properties, Inc (Class A)	116
3,927	Brookline Bancorp, Inc	60
235	BRT Realty Trust	7
2,491	Camden Property Trust	110
1,660	Capital Automotive REIT	53
554	Capitol Bancorp Ltd	16
650	e Capstead Mortgage Corp	11
3,615	CarrAmerica Realty Corp	108
1,601	CBL & Associates Properties, Inc	90
1,600	Centerpoint Properties Trust	120
TIAA Separate Account VA-1 2003 Annual Report    25
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
2,589	Chelsea Property Group, Inc	$142
342	Cherokee, Inc	8
1,222	e Colonial Properties Trust	48
2,940	Commercial Net Lease Realty, Inc	52
561	Community Banks, Inc	22
2,770	Community First Bankshares, Inc	80
823	Connecticut Bancshares, Inc	42
3,454	Cornerstone Realty Income Trust, Inc	30
1,955	Corporate Office Properties Trust	41
916	Correctional Properties Trust	26
2,543	Cousins Properties, Inc	78
5,712	Crescent Real Estate Equities Co	98
900	* Criimi MAE, Inc	9
5,460	Developers Diversified Realty Corp	183
10,024	Duke Realty Corp	311
1,377	Eastgroup Properties, Inc	45
1,500	Entertainment Properties Trust	52
2,800	Equity Inns, Inc	25
28,532	Equity Office Properties Trust	817
1,850	Equity One, Inc	31
19,383	e Equity Residential	572
1,337	Essex Property Trust, Inc	86
3,121	Federal Realty Investment Trust	120
3,200	* FelCor Lodging Trust, Inc	35
382	First Defiance Financial Corp	10
800	First Indiana Corp	15
2,700	First Industrial Realty Trust, Inc	91
4,966	First Niagara Financial Group, Inc	74
987	First Place Financial Corp	19
4,200	Fremont General Corp	71
5,219	Friedman Billings Ramsey Group, Inc	120
2,100	Gables Residential Trust	73
15,328	General Growth Properties, Inc	425
760	German American Bancorp	13
638	Gladstone Capital Corp	14
1,119	Glenborough Realty Trust, Inc	22
2,071	Glimcher Realty Trust	46
946	e Great Lakes REIT	15
3,669	e Greater Bay Bancorp	104
933	* Hawthorne Financial Corp	26
4,689	Health Care Property Investors, Inc	238
3,509	Health Care REIT, Inc	126
2,800	e Healthcare Realty Trust, Inc	100
1,295	Heritage Property Investment Trust	37
3,647	Highwoods Properties, Inc	93
2,287	Home Properties, Inc	92
4,303	Hospitality Properties Trust	178
19,213	* Host Marriott Corp	237
8,761	HRPT Properties Trust	88
3,911	IMPAC Mortgage Holdings, Inc	71
3,530	Independence Community Bank Corp	127
1,794	Innkeepers U.S.A. Trust	15
2,415	Investors Real Estate Trust	24
6,923	iStar Financial, Inc	269
1,342	Keystone Property Trust	30
1,702	Kilroy Realty Corp	56
6,825	Kimco Realty Corp	305
1,322	Koger Equity, Inc	28
1,326	Kramont Realty Trust	24
9,308	* La Quinta Corp	60
1,708	LaSalle Hotel Properties	32
2,705	Lexington Corporate Properties Trust	55
5,400	Liberty Property Trust	210
1,388	* Local Financial Corp	29
1,014	LTC Properties, Inc	15
4,337	Macerich Co	193
4,122	Mack-Cali Realty Corp	172
925	Manufactured Home Communities, Inc	35
274	MASSBANK Corp	12
2,874	* Meristar Hospitality Corp	19
26    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
4,020	e MFA Mortgage Investments, Inc	$39
1,033	Mid-America Apartment Communities, Inc	35
2,707	Mills Corp	119
1,041	Mission West Properties, Inc	13
800	National Health Investors, Inc	20
426	National Health Realty, Inc	8
3,536	Nationwide Health Properties, Inc	69
7,189	New Plan Excel Realty Trust	177
2,082	Newcastle Investment Corp	56
1,498	e Novastar Financial, Inc	64
1,157	Omega Healthcare Investors, Inc	11
990	Oriental Financial Group, Inc	25
2,862	Pan Pacific Retail Properties, Inc	136
629	Parkway Properties, Inc	26
2,046	Pennsylvania Real Estate Investment Trust	74
13,020	Plum Creek Timber Co, Inc	396
9,353	Popular, Inc	420
2,418	Post Properties, Inc	68
2,466	Prentiss Properties Trust	81
1,328	* Price Legacy Corp	5
394	PrivateBancorp, Inc	18
11,632	Prologis	373
800	Prosperity Bancshares, Inc	18
200	Provident Bancorp, Inc	9
1,073	PS Business Parks, Inc	44
7,047	Public Storage, Inc	306
425	Quaker City Bancorp, Inc	20
1,730	RAIT Investment Trust	44
720	Ramco-Gershenson Properties	20
2,700	Realty Income Corp	108
3,829	Reckson Associates Realty Corp	93
953	Redwood Trust, Inc	48
1,699	Regency Centers Corp	68
5,397	Rouse Co	254
1,000	Sandy Spring Bancorp, Inc	37
800	Saul Centers, Inc	23
3,283	Senior Housing Properties Trust	57
3,170	Shurgard Storage Centers, Inc (Class A)	119
9,487	Simon Property Group, Inc	440
829	Sizeler Property Investors	9
2,400	SL Green Realty Corp	99
902	Sovran Self Storage, Inc	34
40,318	SPDR Trust Series 1	4,487
868	Suffolk Bancorp	30
1,970	Summit Properties, Inc	47
1,069	Sun Communities, Inc	41
2,750	Susquehanna Bancshares, Inc	69
600	Tanger Factory Outlet Centers, Inc	24
3,112	Taubman Centers, Inc	64
5,109	Thornburg Mortgage, Inc	139
587	Tompkins Trustco, Inc	27
1,037	Town & Country Trust	26
5,482	Trizec Properties, Inc	84
1,311	e U.S. Restaurant Properties, Inc	22
8,425	United Dominion Realty Trust, Inc	162
374	United Mobile Homes, Inc	6
1,323	United National Bancorp	47
795	Universal Health Realty Income Trust	24
1,407	Urstadt Biddle Properties, Inc (Class A)	20
5,387	Ventas, Inc	119
5,860	Vornado Realty Trust	321
65,767	Washington Mutual, Inc	2,639
2,550	Washington Real Estate Investment Trust	74
2,859	Waypoint Financial Corp	62
3,294	Weingarten Realty Investors	146
358	Westfield Financial, Inc	9
1,215	Winston Hotels, Inc	12

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,670

TIAA Separate Account VA-1 2003 Annual Report    27
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

HOTELS AND OTHER LODGING PLACES—0.29%
709	* Ameristar Casinos, Inc	$17
2,130	* Boca Resorts, Inc (Class A)	32
2,248	Boyd Gaming Corp	36
1,590	Choice Hotels International, Inc	56
4,994	Extended Stay America, Inc	72
23,618	Hilton Hotels Corp	405
3,517	Mandalay Resort Group	157
1,242	Marcus Corp	20
14,035	Marriott International, Inc (Class A)	648
4,788	* MGM Mirage	180
20,455	* Park Place Entertainment Corp	222
1,730	* Pinnacle Entertainment, Inc	16
2,481	* Prime Hospitality Corp	25
13,596	Starwood Hotels & Resorts Worldwide, Inc	489
1,382	* Vail Resorts, Inc	23
982	* Wynn Resorts Ltd	28

	TOTAL HOTELS AND OTHER LODGING PLACES	2,426

INDUSTRIAL MACHINERY AND EQUIPMENT—7.36%
55,312	3M Co	4,703
676	* Aaon, Inc	13
1,422	* Actuant Corp	51
7,209	* Adaptec, Inc	64
4,600	* Advanced Digital Information Corp	64
5,183	* AGCO Corp	104
446	Alamo Group, Inc	7
4,450	* American Standard Cos, Inc	448
400	Ampco-Pittsburgh Corp	5
25,631	* Apple Computer, Inc	548
116,966	* Applied Materials, Inc	2,626
1,200	* Astec Industries, Inc	15
444	* ASV, Inc	17
2,600	* Asyst Technologies, Inc	45
2,998	* Avocent Corp	109
7,081	* Axcelis Technologies, Inc	72
23,475	Baker Hughes, Inc	755
300	BHA Group Holdings, Inc	8
5,538	Black & Decker Corp	273
1,400	Black Box Corp	64
1,478	Briggs & Stratton Corp	100
2,384	* Brooks Automation, Inc	58
674	Cascade Corp	15
24,320	Caterpillar, Inc	2,019
5,224	* Cirrus Logic, Inc	40
495,464	* Cisco Systems, Inc	12,035
2,075	* Computer Network Technology Corp	20
4,500	* Concurrent Computer Corp	20
3,197	* Cooper Cameron Corp	149
4,397	* Cray, Inc	44
2,403	Cummins, Inc	118
1,000	* Cuno, Inc	45
2,481	* Cymer, Inc	115
17,052	Deere & Co	1,109
160,883	* Dell, Inc	5,464
5,272	Diebold, Inc	284
2,713	Donaldson Co, Inc	161
2,494	* Dot Hill Systems Corp	38
14,330	Dover Corp	570
463	* Dril-Quip, Inc	8
4,951	Eaton Corp	535
3,700	* Electronics For Imaging, Inc	96
166,395	* EMC Corp	2,150
5,823	* Emulex Corp	155
1,237	Engineered Support Systems, Inc	68
1,375	* EnPro Industries, Inc	19
1,492	* Esterline Technologies Corp	40
2,479	e* FalconStor Software, Inc	22
992	* Fargo Electronics, Inc	13
3,277	* Flowserve Corp	68
3,959	* FMC Technologies, Inc	92
1,072	* Gardner Denver, Inc	26
14,939	* Gateway, Inc	69
428	* General Binding Corp	8
1,604	* Global Power Equipment Group, Inc	11
539	Gorman-Rupp Co	14
3,219	Graco, Inc	129
6,904	* Grant Prideco, Inc	90
215,526	Hewlett-Packard Co	4,951
835	* Hydril	20
2,432	* Hypercom Corp	12
1,893	IDEX Corp	79
2,671	* InFocus Corp	26
876	* Interland, Inc	6
28    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
114,367	International Business Machines Corp	$10,600
24,248	International Game Technology	866
3,555	Iomega Corp	21
6,433	ITT Industries, Inc	477
3,200	JLG Industries, Inc	49
3,106	Joy Global, Inc	81
993	* Kadant, Inc	21
1,979	Kaydon Corp	51
2,358	Kennametal, Inc	94
1,583	e* Komag, Inc	23
3,600	* Kulicke & Soffa Industries, Inc	52
8,892	* Lam Research Corp	287
3,073	Lennox International, Inc	51
8,290	* Lexmark International, Inc	652
2,211	Lincoln Electric Holdings, Inc	55
700	Lindsay Manufacturing Co	18
400	Lufkin Industries, Inc	12
1,635	Manitowoc Co, Inc	51
13,440	* Maxtor Corp	149
100	* Mestek, Inc	2
1,115	* Micros Systems, Inc	48
1,150	e* Milacron, Inc	5
2,000	Modine Manufacturing Co	54
413	Nacco Industries, Inc (Class A)	37
5,494	* National-Oilwell, Inc	123
21,173	* Network Appliance, Inc	435
1,903	Nordson Corp	66
1,594	* Oil States International, Inc	22
1,045	* Omnicell, Inc	17
547	* Overland Storage, Inc	10
8,166	Pall Corp	219
2,360	* PalmOne, Inc	28
8,479	Parker Hannifin Corp	505
2,314	* Paxar Corp	31
3,340	Pentair, Inc	153
16,663	Pitney Bowes, Inc	677
904	* Planar Systems, Inc	22
2,200	e* Presstek, Inc	16
1,773	* ProQuest Co	52
9,635	* Quantum Corp	30
1,700	* Rainbow Technologies, Inc	19
600	Robbins & Myers, Inc	11
4,857	* Sandisk Corp	297
744	Sauer-Danfoss, Inc	12
600	Schawk, Inc	8
3,316	* Scientific Games Corp (Class A)	56
1,100	* Semitool, Inc	12
1,077	e* Sigma Designs, Inc	8
13,958	e* Silicon Graphics, Inc	19
517	* Simpletech, Inc	3
6,412	* Smith International, Inc	266
55,449	* Solectron Corp	328
5,466	* SPX Corp	321
800	Standex International Corp	22
2,032	Stewart & Stevenson Services, Inc	29
7,539	* Storage Technology Corp	194
16,219	Symbol Technologies, Inc	274
1,000	Tecumseh Products Co (Class A)	48
600	Tennant Co	26
2,860	* Terex Corp	81
1,000	Thomas Industries, Inc	35
3,453	Timken Co	69
1,600	Toro Co	74
1,608	* Ultratech, Inc	47
3,395	* UNOVA, Inc	78
1,820	* Veeco Instruments, Inc	51
13,900	* Western Digital Corp	164
600	Woodward Governor Co	34
51,842	e* Xerox Corp	715
2,700	York International Corp	99
2,605	* Zebra Technologies Corp (Class A)	173

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	60,837

INSTRUMENTS AND RELATED PRODUCTS—2.88%
1,633	* Aclara BioSciences, Inc	6
2,148	* Advanced Medical Optics, Inc	42
1,221	* Advanced Neuromodulation Systems, Inc	56
33,422	* Agilent Technologies, Inc	977
1,853	e* Aksys Ltd	16
1,019	* Alaris Medical Systems, Inc	15
2,974	* Align Technology, Inc	49
TIAA Separate Account VA-1 2003 Annual Report    29
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
1,417	* American Medical Systems Holdings, Inc	$31
477	Analogic Corp	20
14,863	Applera Corp (Applied Biosystems Group)	308
1,344	Arrow International, Inc	34
1,500	* Arthrocare Corp	37
624	* Aspect Medical Systems, Inc	7
3,784	Bard (C.R.), Inc	307
3,695	Bausch & Lomb, Inc	192
42,079	Baxter International, Inc	1,284
4,485	Beckman Coulter, Inc	228
18,042	Becton Dickinson & Co	742
786	BEI Technologies, Inc	16
1,268	e* Biolase Technology, Inc	21
18,144	Biomet, Inc	661
1,200	* Bio-Rad Laboratories, Inc (Class A)	69
45,388	* Boston Scientific Corp	1,668
1,542	* Bruker BioSciences Corp	7
519	* Candela Corp	9
479	* Cantel Medical Corp	8
3,947	* Cardiac Science, Inc	16
2,300	* Cardiodynamics International Corp	14
1,643	* Cepheid, Inc	16
938	* Cerus Corp	4
844	* Cholestech Corp	6
400	* Closure Medical Corp	14
2,294	Cognex Corp	65
2,100	* Coherent, Inc	50
1,500	Cohu, Inc	29
720	* Cole National Corp	14
1,165	e* Conceptus, Inc	12
1,700	* Concord Camera Corp	16
1,940	* Conmed Corp	46
2,130	Cooper Cos, Inc	100
4,346	* Credence Systems Corp	57
744	* CTI Molecular Imaging, Inc	13
1,543	* Cyberonics, Inc	49
8,521	* Cytyc Corp	117
800	Datascope Corp	29
5,500	Dentsply International, Inc	248
1,255	* Dionex Corp	58
527	* DJ Orthopedics, Inc	14
1,260	* DRS Technologies, Inc	35
20,264	Eastman Kodak Co	520
1,002	EDO Corp	25
4,390	* Edwards Lifesciences Corp	132
859	* ESCO Technologies, Inc	37
399	* Exactech, Inc	6
600	* Excel Technology, Inc	20
1,709	* FEI Co	38
3,613	* Fisher Scientific International, Inc	149
2,442	* Flir Systems, Inc	89
1,845	* Fossil, Inc	52
21,910	Guidant Corp	1,319
1,142	* Haemonetics Corp	27
1,390	* Hanger Orthopedic Group, Inc	22
859	* Herley Industries, Inc	18
1,387	* Hologic, Inc	24
701	e* ICU Medical, Inc	24
1,208	* Igen International, Inc	71
700	* Ii-Vi, Inc	18
1,795	* Inamed Corp	86
3,300	* Input/ Output, Inc	15
1,332	e* Integra LifeSciences Holding	38
1,240	* Interpore International	16
1,717	* Intuitive Surgical, Inc	29
1,790	Invacare Corp	72
1,155	e* Invision Technologies, Inc	39
1,262	e* Ionics, Inc	40
1,037	* I-Stat Corp	16
1,441	* Itron, Inc	26
1,548	* Ixia	18
900	Keithley Instruments, Inc	16
520	* Kensey Nash Corp	12
13,534	* KLA-Tencor Corp	794
653	e* KVH Industries, Inc	18
633	* Kyphon, Inc	16
879	* Laserscope	14
3,589	* Lexar Media, Inc	63
3,416	* LTX Corp	51
522	* Medical Action Industries, Inc	10
86,213	Medtronic, Inc	4,191
2,838	Mentor Corp	68
1,469	* Merit Medical Systems, Inc	33
2,475	* Mettler-Toledo International, Inc	104
670	* Micro Therapeutics, Inc	2
3,300	* Millipore Corp	142
30    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
565	Mine Safety Appliances Co	$45
1,655	* MKS Instruments, Inc	48
1,101	* Molecular Devices Corp	21
589	Movado Group, Inc	17
1,508	MTS Systems Corp	29
2,716	* Newport Corp	45
1,099	* Novoste Corp	5
1,667	Oakley, Inc	23
1,200	* Ocular Sciences, Inc	34
3,100	* Orbital Sciences Corp	37
2,298	* Orthologic Corp	14
1,029	* Osteotech, Inc	9
8,057	PerkinElmer, Inc	138
1,200	* Photon Dynamics, Inc	48
4,100	* Pinnacle Systems, Inc	35
1,227	* Possis Medical, Inc	24
28,970	Raytheon Co	870
2,236	* Resmed, Inc	93
2,100	* Respironics, Inc	95
416	* Retractable Technologies, Inc	3
11,858	Rockwell Automation, Inc	422
200	* Rofin-Sinar Technologies, Inc	7
1,996	Roper Industries, Inc	98
688	* Rudolph Technologies, Inc	17
2,167	* Sola International, Inc	41
1,305	e* Sonic Solutions, Inc	20
957	* SonoSite, Inc	21
12,532	* St. Jude Medical, Inc	769
1,151	* Staar Surgical Co	13
1,647	* Star Scientific, Inc	3
4,798	* Steris Corp	108
9,868	Stryker Corp	839
2,566	* Sybron Dental Specialties, Inc	72
568	* Synovis Life Technologies, Inc	12
358	Sypris Solutions, Inc	6
2,800	* Techne Corp	106
5,828	Tektronix, Inc	184
2,389	Teleflex, Inc	115
13,233	* Teradyne, Inc	337
2,000	* Theragenics Corp	11
1,595	* Therasense, Inc	32
11,386	* Thermo Electron Corp	287
3,489	* Thoratec Corp	45
2,130	* Trimble Navigation Ltd	79
1,583	* TriPath Imaging, Inc	12
688	United Industrial Corp	12
4,606	* Varian Medical Systems, Inc	318
2,033	* Varian, Inc	85
800	* Ventana Medical Systems, Inc	32
1,897	* Viasys Healthcare, Inc	39
3,466	* Visx, Inc	80
602	e* Vital Images, Inc	11
400	Vital Signs, Inc	13
2,366	e* Vivus, Inc	9
8,959	* Waters Corp	297
1,125	* Wright Medical Group, Inc	34
1,200	X-Rite, Inc	14
311	Young Innovations, Inc	11
17,036	* Zimmer Holdings, Inc	1,199
600	* Zoll Medical Corp	21
1,200	* Zygo Corp	20

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,836

INSURANCE AGENTS, BROKERS AND SERVICE—0.40%
17,944	AON Corp	430
3,654	Brown & Brown, Inc	119
1,019	* Clark, Inc	20
2,076	Crawford & Co (Class B)	15
6,200	Gallagher (Arthur J.) & Co	201
2,000	Hilb, Rogal & Hamilton Co	64
37,733	Marsh & McLennan Cos, Inc	1,807
19,156	* Medco Health Solutions, Inc	651
1,500	* USI Holdings Corp	20

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,327

INSURANCE CARRIERS—4.68%
1,552	21st Century Insurance Group	21
5,103	* AdvancePCS	269
10,081	Aetna, Inc	681
36,249	Aflac, Inc	1,311
2,273	Alfa Corp	29
286	* Alleghany Corp	64
3,675	* Allmerica Financial Corp	113
49,574	Allstate Corp	2,133
5,765	Ambac Financial Group, Inc	400
TIAA Separate Account VA-1 2003 Annual Report    31
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

INSURANCE CARRIERS—(Continued)
2,572	American Financial Group, Inc	$68
162,078	American International Group, Inc	10,743
644	* American Medical Security Group, Inc	14
693	American National Insurance Co	58
652	* American Physicians Capital, Inc	12
1,390	* AMERIGROUP Corp	59
2,774	AmerUs Group Co	97
9,726	* Anthem, Inc	729
1,958	* Argonaut Group, Inc	30
625	Baldwin & Lyons, Inc (Class B)	18
4,524	Berkley (W.R.) Corp	158
1,285	* Centene Corp	36
13,197	Chubb Corp	899
9,861	Cigna Corp	567
9,473	Cincinnati Financial Corp	397
1,845	* Citizens, Inc	17
1,505	* CNA Financial Corp	36
1,100	* CNA Surety Corp	10
1,558	Commerce Group, Inc	62
1,728	Delphi Financial Group, Inc (Class A)	62
220	Donegal Group, Inc	5
168	EMC Insurance Group, Inc	4
204	* Enstar Group, Inc	10
1,854	Erie Indemnity Co (Class A)	79
881	FBL Financial Group, Inc (Class A)	23
9,659	Fidelity National Financial, Inc	375
563	* Financial Industries Corp	8
4,830	First American Corp	144
500	Great American Financial Resources, Inc	8
2,039	Harleysville Group, Inc	41
20,015	Hartford Financial Services Group, Inc	1,181
4,539	HCC Insurance Holdings, Inc	144
7,373	* Health Net, Inc	241
900	* HealthExtras, Inc	12
2,579	Horace Mann Educators Corp	36
11,571	* Humana, Inc	264
235	Independence Holding Co	6
800	Infinity Property & Casualty Corp	26
10,164	Jefferson-Pilot Corp	515
20,548	John Hancock Financial Services, Inc	771
314	Kansas City Life Insurance Co	15
1,329	Landamerica Financial Group, Inc	69
3,293	Leucadia National Corp	152
12,485	Lincoln National Corp	504
9,060	Loews Corp	448
600	* Markel Corp	152
10,256	MBIA, Inc	607
1,767	Mercury General Corp	82
24,164	MetLife, Inc	814
5,426	MGIC Investment Corp	309
3,231	* Mid Atlantic Medical Services, Inc	209
578	Midland Co	14
2,936	e* MONY Group, Inc	92
154	* National Western Life Insurance Co (Class A)	24
3,316	Nationwide Financial Services, Inc (Class A)	110
290	* Navigators Group, Inc	9
103	NYMAGIC, Inc	3
1,205	e Odyssey Re Holdings Corp	27
4,060	* Ohio Casualty Corp	70
12,799	Old Republic International Corp	325
6,037	Oxford Health Plans, Inc	263
2,927	* Pacificare Health Systems, Inc	198
700	Penn-America Group, Inc	9
1,212	* Philadelphia Consolidated Holding Corp	59
6,516	Phoenix Cos, Inc	78
591	* Pico Holdings, Inc	9
1,846	e* PMA Capital Corp (Class A)	9
6,300	PMI Group, Inc	235
1,502	Presidential Life Corp	20
20,341	Principal Financial Group	673
1,540	* ProAssurance Corp	50
13,945	Progressive Corp	1,166
4,643	Protective Life Corp	157
38,929	Prudential Financial, Inc	1,626
6,568	Radian Group, Inc	320
32    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

INSURANCE CARRIERS—(Continued)
1,878	Reinsurance Group Of America, Inc	$73
1,410	RLI Corp	53
9,116	Safeco Corp	355
530	Safety Insurance Group, Inc	9
1,800	Selective Insurance Group, Inc	58
1,748	* Sierra Health Services, Inc	48
14,711	St. Paul Cos, Inc	583
2,065	Stancorp Financial Group, Inc	130
913	State Auto Financial Corp	21
1,214	Stewart Information Services Corp	49
8,212	Torchmark Corp	374
1,424	Transatlantic Holdings, Inc	115
33,731	Travelers Property Casualty Corp (Class A)	566
25,949	Travelers Property Casualty Corp (Class B)	440
558	* Triad Guaranty, Inc	28
2,600	* UICI	35
518	United Fire & Casualty Co	21
39,127	UnitedHealth Group, Inc	2,276
3,350	Unitrin, Inc	139
1,679	* Universal American Financial Corp	17
19,988	UnumProvident Corp	315
1,564	* WellChoice, Inc	54
10,530	* Wellpoint Health Networks, Inc	1,021
95	Wesco Financial Corp	33
655	Zenith National Insurance Corp	21

	TOTAL INSURANCE CARRIERS	38,727

JUSTICE, PUBLIC ORDER AND SAFETY—0.00%
600	* Wackenhut Corrections Corp	14

	TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	14

LEATHER AND LEATHER PRODUCTS—0.09%
1,264	Brown Shoe Co, Inc	48
12,156	* Coach, Inc	459
1,830	K-Swiss, Inc (Class A)	44
986	* Maxwell Shoe Co, Inc (Class A)	17
600	* Steven Madden Ltd	12
1,268	* Timberland Co (Class A)	66
189	Weyco Group, Inc	6
2,882	Wolverine World Wide, Inc	59

	TOTAL LEATHER AND LEATHER PRODUCTS	711

LEGAL SERVICES—0.00%
911	e* Pre-Paid Legal Services, Inc	24

	TOTAL LEGAL SERVICES	24

LUMBER AND WOOD PRODUCTS—0.10%
330	American Woodmark Corp	18
3,600	* Champion Enterprises, Inc	25
742	Deltic Timber Corp	23
17,410	Georgia-Pacific Corp	534
640	* Modtech Holdings, Inc	5
3,382	Rayonier, Inc	140
442	Skyline Corp	15
979	Universal Forest Products, Inc	32

	TOTAL LUMBER AND WOOD PRODUCTS	792

METAL MINING—0.29%
741	* Cleveland-Cliffs, Inc	38
9,976	e* Coeur D’alene Mines Corp	58
8,507	Freeport-McMoRan Copper & Gold, Inc (Class A)	358
7,363	* Hecla Mining Co	61
26,943	Newmont Mining Corp	1,310
5,822	* Phelps Dodge Corp	443
1,076	e Royal Gold, Inc	23
1,033	Southern Peru Copper Corp	49
2,705	* Stillwater Mining Co	26

	TOTAL METAL MINING	2,366

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.16%
2,239	Blyth, Inc	72
4,691	Callaway Golf Co	79
1,000	* Daktronics, Inc	25
9,648	Hasbro, Inc	205
5,789	* Identix, Inc	26
1,657	* Jakks Pacific, Inc	22
1,914	* K2, Inc	29
856	e* Leapfrog Enterprises, Inc	23
1,091	* Lydall, Inc	11
TIAA Separate Account VA-1 2003 Annual Report    33
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)
30,831	Mattel, Inc	$594
2,137	e Nautilus Group, Inc	30
1,039	e* Oneida Ltd	6
800	Penn Engineering & Manufacturing Corp	15
1,010	* RC2 Corp	21
700	Russ Berrie & Co, Inc	24
1,230	e* Shuffle Master, Inc	43
298	* Steinway Musical Instruments, Inc	7
2,148	* Yankee Candle Co, Inc	59

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,291

MISCELLANEOUS RETAIL—1.22%
1,264	* 1-800-Flowers.com, Inc (Class A)	14
872	* AC Moore Arts & Crafts, Inc	17
2,156	e* Alloy, Inc	11
15,716	* Amazon.com, Inc	827
3,004	* Barnes & Noble, Inc	99
574	Blair Corp	14
738	e* Blue Rhino Corp	10
5,623	Borders Group, Inc	123
2,000	Cash America International, Inc	42
675	* Coldwater Creek, Inc	7
27,868	CVS Corp	1,007
426	* Dick’s Sporting Goods, Inc	21
1,873	* Drugstore.com, Inc	10
1,510	* Duane Reade, Inc	26
29,606	* eBay, Inc	1,912
383	* Finlay Enterprises, Inc	5
1,193	Friedman’s, Inc (Class A)	8
400	* FTD, Inc (Class A)	10
747	* Galyans Trading Co, Inc	9
1,144	Hancock Fabrics, Inc	17
747	* Hibbett Sporting Goods, Inc	22
1,216	* Jill (J.) Group, Inc	15
1,184	* Jo-Ann Stores, Inc	24
2,200	Longs Drug Stores Corp	54
1,996	* Marvel Enterprises, Inc	58
4,573	Michaels Stores, Inc	202
1,807	MSC Industrial Direct Co (Class A)	50
21,801	* Office Depot, Inc	364
6,066	Omnicare, Inc	245
401	* Overstock.com, Inc	8
425	* Party City Corp	5
400	* PC Connection, Inc	3
2,410	* Petco Animal Supplies, Inc	73
9,032	Petsmart, Inc	215
1,516	e* Priceline.com, Inc	27
30,040	* Rite Aid Corp	181
630	e* Sharper Image Corp	21
1,323	* Sports Authority, Inc	51
2,500	* Stamps.com, Inc	16
33,469	* Staples, Inc	914
2,400	* Summit America Television, Inc	9
7,623	Tiffany & Co	345
14,715	* Toys ’R’ Us, Inc	186
1,504	* Valuevision International, Inc (Class A)	25
72,476	Walgreen Co	2,637
805	* Whitehall Jewellers, Inc	8
637	World Fuel Services Corp	22
1,874	* Zale Corp	100

	TOTAL MISCELLANEOUS RETAIL	10,069

MOTION PICTURES—1.40%
2,062	* AMC Entertainment, Inc	31
2,092	* Avid Technology, Inc	100
2,126	Blockbuster, Inc (Class A)	38
159	* Carmike Cinemas, Inc	6
3,398	* Hollywood Entertainment Corp	47
193,389	* Liberty Media Corp (Class A)	2,299
3,245	* Metro-Goldwyn-Mayer, Inc	55
1,042	Movie Gallery, Inc	19
714	e* NetFlix, Inc	39
929	* Reading International, Inc	5
1,699	Regal Entertainment Group (Class A)	35
305,477	* Time Warner, Inc	5,496
144,333	Walt Disney Co	3,367

	TOTAL MOTION PICTURES	11,537

NONDEPOSITORY INSTITUTIONS—2.24%
650	* Accredited Home Lenders Holding Co	20
1,625	Advanta Corp (Class A)	21
4,692	e American Capital Strategies Ltd	139
81,234	American Express Co	3,918
34    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

NONDEPOSITORY INSTITUTIONS—(Continued)
1,307	American Home Mortgage Investment Corp	$29
10,150	e* AmeriCredit Corp	162
15,253	Capital One Financial Corp	935
2,774	CharterMac	59
13,962	CIT Group, Inc	502
1,233	* CompuCredit Corp	26
11,614	Countrywide Financial Corp	881
962	* Credit Acceptance Corp	15
5,925	Doral Financial Corp	191
3,009	e* E-Loan, Inc	9
69,341	Fannie Mae	5,205
591	* Federal Agricultural Mortgage Corp (Class C)	19
1,081	* Financial Federal Corp	33
49,263	Freddie Mac	2,873
75,897	MBNA Corp	1,886
1,954	MCG Capital Corp	38
1,000	Medallion Financial Corp	9
2,453	e Metris Cos, Inc	11
1,903	e New Century Financial Corp	75
18,918	* Providian Financial Corp	220
2,022	* Saxon Capital, Inc	42
29,105	SLM Corp	1,097
300	Student Loan Corp	44
265	* United PanAm Financial Corp	4
845	Westcorp	31
825	* WFS Financial, Inc	35
1,332	* World Acceptance Corp	27

	TOTAL NONDEPOSITORY INSTITUTIONS	18,556

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%
1,482	Amcol International Corp	30
6,476	Vulcan Materials Co	308

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	338

OIL AND GAS EXTRACTION—1.38%
17,689	Anadarko Petroleum Corp	902
11,464	Apache Corp	930
673	* Atwood Oceanics, Inc	21
1,300	Berry Petroleum Co (Class A)	26
10,560	* BJ Services Co	379
13,960	Burlington Resources, Inc	773
1,823	Cabot Oil & Gas Corp (Class A)	54
2,444	* Cal Dive International, Inc	59
13,303	Chesapeake Energy Corp	181
2,899	* Cimarex Energy Co	77
232	* Clayton Williams Energy, Inc	7
1,917	* Comstock Resources, Inc	37
1,411	* Denbury Resources, Inc	20
16,132	Devon Energy Corp	924
3,430	Diamond Offshore Drilling, Inc	70
111	* Encore Acquisition Co	3
1,380	* Energy Partners Ltd	19
10,449	ENSCO International, Inc	284
7,854	EOG Resources, Inc	363
2,664	* Evergreen Resources, Inc	87
2,084	* Forest Oil Corp	60
14	* Forest Oil Corp Wts 02/15/04	0
14	* Forest Oil Corp Wts 02/15/05	0
4,627	* Global Industries Ltd	24
12,038	* Grey Wolf, Inc	45
3,495	* Hanover Compressor Co	39
2,496	* Harvest Natural Resources, Inc	25
3,449	Helmerich & Payne, Inc	96
1,000	* Horizon Offshore, Inc	4
700	* Houston Exploration Co	26
2,289	* KCS Energy, Inc	24
6,840	Kerr-McGee Corp	318
7,398	* Key Energy Services, Inc	76
4,499	e* Magnum Hunter Resources, Inc	43
422	* Magnum Hunter Resources, Inc Wts 03/21/05	0
21,900	Marathon Oil Corp	725
792	e* McMoRan Exploration Co	15
3,066	e* Meridian Resource Corp	18
3,059	* Newfield Exploration Co	136
5,171	* Newpark Resources, Inc	25
4,239	Noble Energy, Inc	188
1,100	* Nuevo Energy Co	27
26,796	Occidental Petroleum Corp	1,132
1,600	* Oceaneering International, Inc	45
5,591	* Parker Drilling Co	14
2,187	Patina Oil & Gas Corp	107
TIAA Separate Account VA-1 2003 Annual Report    35
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

OIL AND GAS EXTRACTION—(Continued)
5,374	* Patterson-UTI Energy, Inc	$177
574	Penn Virginia Corp	32
361	* Petrocorp, Inc	5
1,100	* Petroleum Development Corp	26
7,782	* Pioneer Natural Resources Co	248
2,547	* Plains Exploration & Production Co	39
3,908	Pogo Producing Co	189
7,574	e* Pride International, Inc	141
650	* Prima Energy Corp	23
650	* Quicksilver Resources, Inc	21
3,492	Range Resources Corp	33
1,410	* Remington Oil & Gas Corp	28
6,462	* Rowan Cos, Inc	150
700	RPC, Inc	8
1,146	* Seacor Smit, Inc	48
2,600	* Southwestern Energy Co	62
1,665	* Spinnaker Exploration Co	54
1,900	St. Mary Land & Exploration Co	54
1,545	* Stone Energy Corp	66
3,300	* Superior Energy Services, Inc	31
1,700	* Swift Energy Co	29
1,410	* Tetra Technologies, Inc	34
3,563	Tidewater, Inc	106
2,300	* Tom Brown, Inc	74
1,143	* Transmontaigne, Inc	7
2,600	* Unit Corp	61
17,675	Unocal Corp	651
5,420	* Varco International, Inc	112
2,260	* Veritas DGC, Inc	24
3,500	Vintage Petroleum, Inc	42
2,091	* Westport Resources Corp	62
1,475	* W-H Energy Services, Inc	24
10,914	XTO Energy, Inc	309

	TOTAL OIL AND GAS EXTRACTION	11,398

PAPER AND ALLIED PRODUCTS—0.70%
3,400	Bemis Co	170
5,350	Boise Cascade Corp	176
3,583	Bowater, Inc	166
1,676	* Buckeye Technologies, Inc	17
1,600	* Caraustar Industries, Inc	22
1,008	Chesapeake Corp	27
770	Glatfelter	10
900	Greif, Inc (Class A)	32
33,495	International Paper Co	1,444
35,937	Kimberly-Clark Corp	2,124
3,700	* Longview Fibre Co	46
13,555	MeadWestvaco Corp	403
3,866	Packaging Corp Of America	85
10,687	* Pactiv Corp	255
1,900	* Playtex Products, Inc	15
1,124	Pope & Talbot, Inc	20
1,966	Potlatch Corp	68
810	Rock-Tenn Co (Class A)	14
1,040	Schweitzer-Mauduit International, Inc	31
15,815	* Smurfit-Stone Container Corp	294
6,175	Sonoco Products Co	152
3,005	Temple-Inland, Inc	188
2,670	Wausau-Mosinee Paper Corp	36

	TOTAL PAPER AND ALLIED PRODUCTS	5,795

PERSONAL SERVICES—0.20%
2,872	* Alderwoods Group, Inc	27
620	Angelica Corp	14
8,436	Cintas Corp	423
1,567	e* Coinstar, Inc	28
500	CPI Corp	10
1,405	G & K Services, Inc (Class A)	52
12,791	H & R Block, Inc	708
3,015	Regis Corp	119
22,000	* Service Corp International	119
587	Unifirst Corp	14
2,838	* Weight Watchers International, Inc	109

	TOTAL PERSONAL SERVICES	1,623

PETROLEUM AND COAL PRODUCTS—3.75%
4,764	Amerada Hess Corp	253
4,696	Ashland, Inc	207
75,558	ChevronTexaco Corp	6,527
47,864	ConocoPhillips	3,138
1,450	ElkCorp	39
471,519	ExxonMobil Corp	19,332
1,879	Frontier Oil Corp	32
1,781	* Headwaters, Inc	35
689	Holly Corp	19
36    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

PETROLEUM AND COAL PRODUCTS—(Continued)
3,500	Lubrizol Corp	$114
9,764	Lyondell Chemical Co	165
4,882	Murphy Oil Corp	319
1,696	* Premcor, Inc	44
4,832	Sunoco, Inc	247
4,106	* Tesoro Petroleum Corp	60
8,657	Valero Energy Corp	401
1,100	WD-40 Co	39

	TOTAL PETROLEUM AND COAL PRODUCTS	30,971

PRIMARY METAL INDUSTRIES—0.53%
6,870	* AK Steel Holding Corp	35
59,559	Alcoa, Inc	2,263
5,801	Allegheny Technologies, Inc	77
10,299	* Andrew Corp	119
1,712	Belden, Inc	36
1,200	* Brush Engineered Materials, Inc	18
3,175	* Cable Design Technologies Corp	29
1,463	Carpenter Technology Corp	43
851	* Century Aluminum Co	16
3,800	* CommScope, Inc	62
978	Curtiss-Wright Corp	44
960	* Encore Wire Corp	17
7,713	Engelhard Corp	231
2,400	* General Cable Corp	20
558	Gibraltar Steel Corp	14
361	e* Liquidmetal Technologies, Inc	1
2,054	* Lone Star Technologies, Inc	33
1,977	Matthews International Corp (Class A)	58
2,707	* Maverick Tube Corp	52
1,924	* Mueller Industries, Inc	66
1,000	NN, Inc	13
1,100	* NS Group, Inc	11
5,309	Nucor Corp	297
4,370	Precision Castparts Corp	198
1,000	Quanex Corp	46
1,496	* RTI International Metals, Inc	25
1,661	Ryerson Tull, Inc	19
586	Schnitzer Steel Industries, Inc (Class A)	35
2,295	* Steel Dynamics, Inc	54
1,500	Texas Industries, Inc	56
1,864	Tredegar Corp	29
6,885	United States Steel Corp	241
4,742	Worthington Industries, Inc	85

	TOTAL PRIMARY METAL INDUSTRIES	4,343

PRINTING AND PUBLISHING—0.83%
4,531	* American Greetings Corp (Class A)	99
1,700	Banta Corp	69
5,892	Belo Corp (Class A)	167
2,400	Bowne & Co, Inc	33
734	* Consolidated Graphics, Inc	23
396	Courier Corp	15
300	CSS Industries, Inc	9
3,382	Dow Jones & Co, Inc	169
1,171	Ennis Business Forms, Inc	18
19,115	Gannett Co, Inc	1,704
2,000	Harland (John H.) Co	55
3,853	Harte-Hanks, Inc	84
3,730	Hollinger International, Inc	58
734	* Information Holdings, Inc	16
1,919	* Journal Register Co	40
5,619	Knight Ridder, Inc	435
3,200	Lee Enterprises, Inc	140
2,621	* Mail-Well, Inc	12
600	* Martha Stewart Living Omnimedia, Inc (Class A)	6
1,222	McClatchy Co (Class A)	84
13,349	McGraw-Hill Cos, Inc	933
1,227	Media General, Inc (Class A)	80
2,746	Meredith Corp	134
800	New England Business Services, Inc	24
10,201	New York Times Co (Class A)	488
945	* Playboy Enterprises, Inc (Class B)	15
9,402	* Primedia, Inc	27
639	Pulitzer, Inc	35
7,467	R.R. Donnelley & Sons Co	225
6,850	Reader’s Digest Association, Inc (Class A)	100
2,073	* Scholastic Corp	71
TIAA Separate Account VA-1 2003 Annual Report    37
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

PRINTING AND PUBLISHING—(Continued)
2,302	Scripps (E.W.) Co (Class A)	$217
1,179	Standard Register Co	20
576	Thomas Nelson, Inc	11
14,247	Tribune Co	735
3,432	* Valassis Communications, Inc	101
397	Washington Post Co (Class B)	314
3,300	Wiley (John) & Sons, Inc (Class A)	86

	TOTAL PRINTING AND PUBLISHING	6,852

RAILROAD TRANSPORTATION—0.42%
26,279	Burlington Northern Santa Fe Corp	850
14,970	CSX Corp	538
1,594	Florida East Coast Industries	53
835	* Genesee & Wyoming, Inc (Class A)	26
4,150	* Kansas City Southern Industries, Inc	59
27,643	Norfolk Southern Corp	654
18,043	Union Pacific Corp	1,254

	TOTAL RAILROAD TRANSPORTATION	3,434

REAL ESTATE—0.07%
310	* Avatar Holdings, Inc	11
6,147	Catellus Development Corp	148
378	Consolidated-Tomoka Land Co	12
400	b* Crescent Operating, Inc	0
2,193	Forest City Enterprises, Inc (Class A)	104
2,179	* Jones Lang LaSalle, Inc	45
1,600	e LNR Property Corp	79
2,455	St. Joe Co	92
7,000	* Stewart Enterprises, Inc (Class A)	40
367	* Tarragon Realty Investors, Inc	6
2,118	* Trammell Crow Co	28

	TOTAL REAL ESTATE	565

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS—0.22%
1,193	* Applied Films Corp	39
2,487	Aptargroup, Inc	97
700	Bandag, Inc	29
4,500	Cooper Tire & Rubber Co	96
9,852	e* Goodyear Tire & Rubber Co	77
1,946	* Jarden Corp	53
1,428	Myers Industries, Inc	17
11,774	Nike, Inc (Class B)	806
449	Quixote Corp	11
3,360	Reebok International Ltd	132
2,068	Schulman (A.), Inc	44
5,876	* Sealed Air Corp	318
1,100	* Skechers U.S.A., Inc (Class A)	9
1,060	Spartech Corp	26
502	e* Trex Co, Inc	19
3,650	Tupperware Corp	63
1,056	* Vans, Inc	12

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	1,848

SECURITY AND COMMODITY BROKERS—2.05%
5,277	A.G. Edwards, Inc	191
1,500	e* Affiliated Managers Group, Inc	104
15,965	* Ameritrade Holding Corp	225
7,093	Bear Stearns Cos, Inc	567
1,430	Blackrock, Inc	76
74,369	Charles Schwab Corp	881
300	Chicago Mercantile Exchange	22
24,124	* E*Trade Financial Corp	305
4,854	Eaton Vance Corp	178
5,631	Federated Investors, Inc (Class B)	165
471	First Albany Cos, Inc	7
11,554	Franklin Resources, Inc	602
448	Gabelli Asset Management, Inc (Class A)	18
20,131	Goldman Sachs Group, Inc	1,988
5,490	* Instinet Group, Inc	28
3,414	* Investment Technology Group, Inc	55
4,737	Investors Financial Services Corp	182
16,547	Janus Capital Group, Inc	272
2,930	Jefferies Group, Inc	97
38    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

SECURITY AND COMMODITY BROKERS—(Continued)
6,166	* Knight Trading Group, Inc	$90
3,465	e* LaBranche & Co, Inc	40
4,542	Legg Mason, Inc	351
19,038	Lehman Brothers Holdings, Inc	1,470
65,586	Merrill Lynch & Co, Inc	3,847
74,964	Morgan Stanley	4,338
1,526	Nuveen Investments, Inc	41
2,664	Raymond James Financial, Inc	100
5,241	SEI Investments Co	160
1,068	* SoundView Technology Group, Inc	17
1,151	SWS Group, Inc	20
7,482	T Rowe Price Group, Inc	355
98	Value Line, Inc	5
5,415	Waddell & Reed Financial, Inc (Class A)	127

	TOTAL SECURITY AND COMMODITY BROKERS	16,924

SOCIAL SERVICES—0.00%
785	* Bright Horizons Family Solutions, Inc	33

	TOTAL SOCIAL SERVICES	33

SPECIAL TRADE CONTRACTORS—0.03%
3,450	* Dycom Industries, Inc	93
1,050	* EMCOR Group, Inc	46
2,100	* Integrated Electrical Services, Inc	19
360	e* John B. Sanfilippo & Son	18
1,074	* Matrix Service Co	19
4,926	* Quanta Services, Inc	36
700	Roto-Rooter, Inc	32

	TOTAL SPECIAL TRADE CONTRACTORS	263

STONE, CLAY, AND GLASS PRODUCTS—0.18%
532	Ameron International Corp	18
2,068	Apogee Enterprises, Inc	23
1,500	e* Cabot Microelectronics Corp	74
662	CARBO Ceramics, Inc	34
400	Centex Construction Products, Inc	24
93,696	* Corning, Inc	977
1,417	Florida Rock Industries, Inc	78
2,242	Lafarge North America, Inc	91
1,000	Libbey, Inc	28
7,199	* Owens-Illinois, Inc	86
2,700	b,e USG Corp	45

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,478

TEXTILE PRODUCTS—0.02%
1,703	Albany International Corp (Class A)	58
3,257	* Interface, Inc (Class A)	18
3,500	* Mohawk Industries, Inc	76

	TOTAL TEXTILE PRODUCTS	152

TOBACCO PRODUCTS—1.06%
143,001	Altria Group, Inc	7,782
2,690	Loews Corp (Carolina Group)	68
6,290	R.J. Reynolds Tobacco Holdings, Inc	366
1,760	Universal Corp (Virginia)	78
11,669	UST, Inc	416
1,567	Vector Group Ltd	26

	TOTAL TOBACCO PRODUCTS	8,736

TRANSPORTATION BY AIR—0.39%
5,300	* Airtran Holdings, Inc	63
1,734	* Alaska Air Group, Inc	47
2,003	e* America West Holdings Corp (Class B)	25
10,953	e* AMR Corp	142
2,900	* Atlantic Coast Airlines Holdings, Inc	29
4,581	e* Continental Airlines, Inc (Class B)	75
8,490	* Delta Air Lines, Inc	100
2,161	* ExpressJet Holdings, Inc	32
21,136	FedEx Corp	1,427
826	* Forward Air Corp	23
2,150	* Frontier Airlines, Inc	31
6,297	e* JetBlue Airways Corp	167
600	* MAIR Holdings, Inc	4
2,151	* Mesa Air Group, Inc	27
4,090	e* Northwest Airlines Corp	52
1,365	* Offshore Logistics, Inc	33
181	* Petroleum Helicopters (Vote)	4
3,616	Skywest, Inc	66
TIAA Separate Account VA-1 2003 Annual Report    39
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

TRANSPORTATION BY AIR—(Continued)
53,247	Southwest Airlines Co	$859

	TOTAL TRANSPORTATION BY AIR	3,206

TRANSPORTATION EQUIPMENT—2.55%
2,761	* AAR Corp	41
545	* Aftermarket Technology Corp	7
1,900	* American Axle & Manufacturing Holdings, Inc	77
1,100	Arctic Cat, Inc	27
4,699	ArvinMeritor, Inc	113
6,789	Autoliv, Inc	256
51,572	Boeing Co	2,173
6,082	Brunswick Corp	194
1,687	Clarcor, Inc	74
1,035	Coachmen Industries, Inc	19
440	Curtiss-Wright Corp (Class B)	20
10,224	Dana Corp	188
33,414	Delphi Corp	341
496	* Ducommun, Inc	11
1,000	* Dura Automotive Systems, Inc	13
754	* Fairchild Corp (Class A)	4
3,359	Federal Signal Corp	59
2,500	e* Fleetwood Enterprises, Inc	26
123,796	Ford Motor Co	1,981
2,274	GenCorp, Inc	24
12,416	General Dynamics Corp	1,122
32,768	General Motors Corp	1,750
5,539	Gentex Corp	245
12,200	Genuine Parts Co	405
8,131	Goodrich Corp	241
21,433	Harley-Davidson, Inc	1,019
785	Heico Corp	14
58,468	Honeywell International, Inc	1,955
50,703	* Hughes Electronics Corp	839
1,612	Kaman Corp (Class A)	21
26,153	Lockheed Martin Corp	1,344
474	Marine Products Corp	9
1,720	* Monaco Coach Corp	41
4,024	* Navistar International Corp	193
12,372	Northrop Grumman Corp	1,183
2,014	Oshkosh Truck Corp	103
7,939	Paccar, Inc	676
1,600	Polaris Industries, Inc	142
333	* Sequa Corp (Class A)	16
1,755	e* Sports Resorts International, Inc	9
500	Standard Motor Products, Inc	6
255	* Strattec Security Corp	16
1,631	Superior Industries International, Inc	71
2,183	* Teledyne Technologies, Inc	41
2,719	* Tenneco Automotive, Inc	18
8,002	Textron, Inc	457
1,100	Thor Industries, Inc	62
2,420	Trinity Industries, Inc	75
952	* Triumph Group, Inc	35
32,996	United Technologies Corp	3,127
9,045	Visteon Corp	94
1,600	* Wabash National Corp	47
2,466	Wabtec Corp	42
867	e Winnebago Industries, Inc	60

	TOTAL TRANSPORTATION EQUIPMENT	21,126

TRANSPORTATION SERVICES—0.11%
400	Ambassadors Group, Inc	9
371	Ambassadors International, Inc	5
4,924	C.H. Robinson Worldwide, Inc	187
2,500	* EGL, Inc	44
6,794	Expeditors International Of Washington, Inc	256
2,986	GATX Corp	84
872	e* Navigant International, Inc	12
1,700	* Pacer International, Inc	34
2,021	* RailAmerica, Inc	24
9,902	Sabre Holdings Corp	214

	TOTAL TRANSPORTATION SERVICES	869

TRUCKING AND WAREHOUSING—0.42%
1,500	Arkansas Best Corp	47
3,458	CNF, Inc	117
424	* Covenant Transport, Inc (Class A)	8
2,145	Heartland Express, Inc	52
4,000	* Hunt (J.B.) Transport Services, Inc	108
2,128	* Landstar System, Inc	81
582	* Old Dominion Freight Line	20
421	* P.A.M. Transportation Services	9
40    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

TRUCKING AND WAREHOUSING—(Continued)
900	* SCS Transportation, Inc	$16
4,341	* Swift Transportation Co, Inc	91
400	* U.S. Xpress Enterprises, Inc (Class A)	5
36,202	United Parcel Service, Inc (Class B)	2,699
1,835	USF Corp	63
3,416	Werner Enterprises, Inc	67
2,573	e* Yellow Roadway Corp	93

	TOTAL TRUCKING AND WAREHOUSING	3,476

WATER TRANSPORTATION—0.03%
2,785	Alexander & Baldwin, Inc	94
844	* Gulfmark Offshore, Inc	12
1,369	* Kirby Corp	48
400	Maritrans, Inc	7
1,962	Overseas Shipholding Group, Inc	67
600	* Seabulk International, Inc	5

	TOTAL WATER TRANSPORTATION	233

WHOLESALE TRADE-DURABLE GOODS—1.70%
384	* 1-800 Contacts, Inc	8
1,100	Action Performance Cos, Inc	22
2,158	Agilysys, Inc	24
839	* Alliance Imaging, Inc	3
2,198	* Anixter International, Inc	57
6,925	* Apogent Technologies, Inc	160
1,381	Applied Industrial Technologies, Inc	33
6,892	* Arrow Electronics, Inc	159
1,206	* Audiovox Corp (Class A)	15
2,154	* Aviall, Inc	33
8,446	* Avnet, Inc	183
751	Barnes Group, Inc	24
1,800	BorgWarner, Inc	153
1,291	* Boyds Collection Ltd	5
2,100	Carlisle Cos, Inc	128
4,002	CDW Corp	231
1,736	Commercial Metals Co	53
1,641	* Compucom Systems, Inc	9
794	* Department 56, Inc	10
1,100	* Global Imaging Systems, Inc	35
1,800	Handleman Co	37
1,700	Hughes Supply, Inc	84
9,909	IKON Office Solutions, Inc	118
1,091	* Imagistics International, Inc	41
7,482	* Ingram Micro, Inc (Class A)	119
2,951	* Insight Enterprises, Inc	55
715	* Insurance Auto Auctions, Inc	9
209,600	Johnson & Johnson	10,828
739	* Keystone Automotive Industries, Inc	19
1,689	* Knight Transportation, Inc	43
300	Lawson Products, Inc	10
3,352	Martin Marietta Materials, Inc	157
2,300	Owens & Minor, Inc	50
4,475	* Patterson Dental Co	287
3,435	Pep Boys-Manny Moe & Jack	79
700	Pomeroy IT Solutions, Inc	10
4,800	* PSS World Medical, Inc	58
1,717	Reliance Steel & Aluminum Co	57
9,000	* Safeguard Scientifics, Inc	36
698	* Scansource, Inc	32
2,057	* SCP Pool Corp	67
1,219	* TBC Corp	31
3,756	* Tech Data Corp	149
5,318	W.W. Grainger, Inc	252
1,229	Watsco, Inc	28
1,000	* WESCO International, Inc	9
2,884	* Zoran Corp	50

	TOTAL WHOLESALE TRADE-DURABLE GOODS	14,060

WHOLESALE TRADE-NONDURABLE GOODS—0.81%
3,000	Acuity Brands, Inc	77
833	Advanced Marketing Services, Inc	9
3,953	Airgas, Inc	85
1,800	* Allscripts Healthcare Solutions, Inc	10
7,751	AmerisourceBergen Corp	435
2,583	Brown-Forman Corp (Class B)	241
31,465	Cardinal Health, Inc	2,104
468	* Central European Distribution Corp	15
TIAA Separate Account VA-1 2003 Annual Report    41
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

		VALUE
SHARES		(000)

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
2,584	* Chiquita Brands International, Inc	$58
924	D&K Healthcare Resources, Inc	13
3,045	DIMON, Inc	21
2,199	* Endo Pharmaceuticals Holdings, Inc	42
493	Getty Realty Corp	13
226	* Green Mountain Coffee, Inc	5
1,696	* Hain Celestial Group, Inc	39
3,050	* Henry Schein, Inc	206
500	Kenneth Cole Productions, Inc (Class A)	15
19,200	McKesson Corp	617
2,069	* Men’s Wearhouse, Inc	52
785	Nash Finch Co	18
3,183	Nu Skin Enterprises, Inc (Class A)	54
2,973	* Performance Food Group Co	108
4,300	Perrigo Co	68
193	* Perry Ellis International, Inc	5
1,700	* Plains Resources, Inc	27
84	f* Priority Healthcare Corp (Class A)	2
2,341	* Priority Healthcare Corp (Class B)	56
1,702	Russell Corp	30
1,104	e* School Specialty, Inc	38
900	* Smart & Final, Inc	9
803	Standard Commercial Corp	16
2,696	Stride Rite Corp	31
9,074	Supervalu, Inc	259
45,820	Sysco Corp	1,706
1,960	* Tractor Supply Co	76
1,291	* United Natural Foods, Inc	46
2,061	* United Stationers, Inc	84
1,821	Valhi, Inc	27

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,717

	TOTAL COMMON STOCK (Cost $704,749)	825,731

SHORT TERM INVESTMENTS—1.37%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.37%
	Federal Home Loan Bank (FHLB)
$1,800,000	1.0250%, 01/09/04	$1,800
	Federal Home Loan Mortgage Corp (FHLMC)
1,450,000	1.040%, 03/18/04	1,447
1,980,000	1.070%, 03/01/04	1,977
	Federal National Mortgage Association (FNMA)
6,100,000	1.000%, 01/28/04	6,095

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	11,319

	TOTAL SHORT TERM INVESTMENTS (Cost $11,314)	11,319

	TOTAL PORTFOLIO—101.26% (Cost $716,133)	837,141
	OTHER ASSETS & LIABILITIES, NET—(1.26%)	(10,394)

	NET ASSETS—100.00%	$826,747

42    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Account - December 31, 2003

*	Non-income producing
b	In bankruptcy
e	All or a portion of these securities are out on loan.

f	Restricted securities— Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2003, the value of these securities amounted to $37,568 or 0.005% of net assets.

Additional information on each restricted security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

National Health Investors, Inc.	01/01/01	$10,000
Priority Healthcare Corp (Class A)	01/04/99	1,148
Wiltel Communication Group Inc	12/04/03	0

		$11,148

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the account may use more specific industry categories in following its investment limitations on industry concentration.
TIAA Separate Account VA-1 2003 Annual Report    43
SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Contractowners of TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America (“TIAA”) has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA’s internal audit personnel provide a continuing review of the internal controls and operations of VA-1, and the chief audit executive regularly reports to the Audit Committee of VA-1’s Management Committee.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be VA-1’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditors’ report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of VA-1’s Management Committee, consisting entirely of members who are not officers of VA-1, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of VA-1 by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of VA-1’s operations.

/s/ Bertram L. Scott President	/s/ Elizabeth A. Monrad Executive Vice President and Chief Financial Officer
44    2003 Annual Report TIAA Separate Account VA-1

Report of the Audit Committee

To the Contractowners of TIAA Separate Account VA-1:

The Audit Committee oversees the financial reporting process of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) on behalf of VA-1’s Management Committee. The Audit Committee operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for VA-1’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of VA-1. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by VA-1, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and VA-1 and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair

Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

TIAA Separate Account VA-1 2003 Annual Report    45

Statement of Assets and Liabilities

Stock Index Account

December 31, 2003

(amounts in thousands, except amount per accumulation unit)

ASSETS
Investments, at cost	$716,133
Net unrealized appreciation of investments	121,008

Investments, at value (including securities loaned of $9,852)	837,141
Cash	986
Dividends and interest receivable	984
Receivable from securities transactions	81

Total assets	839,192

LIABILITIES
Deposits for securities loaned— Note 3	10,485
Payable for securities transactions	1,895
Amounts due to TIAA and related entities	65

Total liabilities	12,445

NET ASSETS
Accumulation Fund	$826,747

Accumulation units outstanding—Notes 4 and 5	12,176

Net asset value per accumulation unit—Note 4	$67.90

46    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations

Stock Index Account

Year Ended December 31, 2003

(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$99
Dividends	12,204

Total income	12,303

Expenses—Note 2:
Investment advisory charges	2,059
Administrative expenses	1,373
Mortality and expense risk charges	1,811

Total expenses before waiver	5,243
Investment advisory charges waived	(1,578)

Net expenses	3,665

Investment income— net	8,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS—Note 3
Net realized loss on investments	(5,659)
Net change in unrealized appreciation (depreciation) on investments	183,380

Net realized and unrealized gain on investments	177,721

Net increase in net assets resulting from operations	$186,359

TIAA Separate Account VA-1 2003 Annual Report    47
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Stock Index Account

Years Ended December 31,
(amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$8,638	$9,142
Net realized loss on investments	(5,659)	(17,955)
Net change in unrealized appreciation (depreciation) on investments	183,380	(173,393)

Net increase (decrease) in net assets resulting from operations	186,359	(182,206)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	33,152	39,404
Net contractowner transfers from (to) fixed account	15,657	(53,439)
Withdrawals and death benefits	(23,274)	(22,005)

Net increase (decrease) in net assets resulting from contractowner transactions	25,535	(36,040)

Net increase (decrease) in net assets	211,894	(218,246)
NET ASSETS
Beginning of year	614,853	833,099

End of year	$826,747	$614,853

48    2003 Annual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

Note 1—Significant Accounting Policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the official closing price. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Money market instruments are valued based on the most recent bid price or the equivalent quoted yield for such securities, or are derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective January 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are

TIAA Separate Account VA-1 2003 Annual Report    49

Notes to Financial Statements (continued)

calculated from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the effect of this change for the year ended December 31, 2003 was to increase net realized loss by $1,081 and increase net unrealized gain by $1,081. The change had no impact on investment income-net and had no net impact on the increase in net assets resulting from operations or on total net assets.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Federal Income Taxes. Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.

Note 2—Management Agreements

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%).

50    2003 Annual Report TIAA Separate Account VA-1

Notes to Financial Statements (continued)

Note 3—Investments

At December 31, 2003, the net unrealized appreciation on investments was $121,007,522, consisting of gross unrealized appreciation of $221,169,060 and gross unrealized depreciation of $100,161,538.

At December 31, 2003, the market value of securities loaned was $9,852,159 and cash collateral received was $10,485,386.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2003, were $68,333,217 and $28,285,529, respectively.

Note 4—Condensed Financial Information

Selected condensed financial information for an Accumulation Unit of the Account is presented on the next page.

TIAA Separate Account VA-1 2003 Annual Report    51

Notes to Financial Statements (continued)

Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit data:
Investment income	$1.041	$.965	$.916	$.966	$.961
Expenses	.310	.218	.253	.301	.270

Investment income—net	.731	.747	.663	.665	.691
Net realized and unrealized gain (loss) on investments	15.066	(15.200)	(9.499)	(7.024)	13.051

Net increase (decrease) in Accumulation Unit Value	15.797	(14.453)	(8.836)	(6.359)	13.742
Accumulation Unit Value:
Beginning of year	52.103	66.556	75.392	81.751	68.009

End of year	$67.900	$52.103	$66.556	$75.392	$81.751

Total return	30.32%	(21.72% )	(11.72% )	(7.78% )	20.21%
Ratio to Average Net Assets:
Expenses(1)	0.53%	0.37%	0.37%	0.37%	0.37%
Investment income—net	1.26%	1.27%	0.97%	0.82%	0.95%
Portfolio turnover rate	4.14%	5.33%	9.86%	20.68%	37.93%
Thousands of Accumulation Units outstanding at end of year	12,176	11,801	12,517	13,147	12,630

(1)	Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account’s expense ratio for the periods listed would have been higher (see Note 2).

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	559,438	664,769
Cancelled for transfers and disbursements	(184,337)	(1,381,252)
Outstanding:
Beginning of year	11,800,774	12,517,257

End of year	12,175,875	11,800,774

52    2003 Annual Report TIAA Separate Account VA-1

Notes to Financial Statements (concluded)

Note 6—Line of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Account did not borrow under this facility.

TIAA Separate Account VA-1 2003 Annual Report    53

Report of Independent Auditors

To the Contractowners and Management Committee of

TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 (“VA-1”) as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of VA-1’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

New York, New York

February 18, 2004
54    2003 Annual Report TIAA Separate Account VA-1

2003 TIAA Separate Account VA-1 Special Meeting

On December 15, 2003, at a special meeting of contractowners, the following persons were elected to serve on the Management Committee:

Nominee	Dollars for	Percent	Dollars Withheld	Percent

Willard T. Carleton	$259,045,619	96.42%	$9,614,679	3.58%
Bridget A. Macaskill	257,708,682	95.92	10,951,616	4.08

Martin J. Gruber, Nancy L. Jacob, Bevis Longstreth, Stephen A. Ross, Maceo K. Sloan, and Robert W. Vishny continued in office.

TIAA Separate Account VA-1 2003 Annual Report    55

Management

Current TIAA Separate Account VA-1 Management Committee Members and Executive Officers

Disinterested Members

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

WILLARD T. CARLETON 4915 Camino Antonio Tucson, AZ 85718-6005	69	Member	Indefinite term. Member since 2001.

MARTIN J. GRUBER New York University Stern School of Business Henry Kaufman Management Education Center 44 West 4th Street, Suite 988 New York, NY 10012	66	Chairman of the Management Committee	Indefinite term. Member since 2001.
NANCY L. JACOB Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204	61	Member	Indefinite term. Member since 2001.

BEVIS LONGSTRETH Debevoise & Plimpton 919 Third Avenue New York, NY 10022-6225	70	Member	Indefinite term. Member since 2001.
BRIDGET A. MACASKILL 160 East 81st Street New York, NY 10028	55	Member	Indefinite term. Member since 2003.
56    2003 Annual Report TIAA Separate Account VA-1

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Member	Held by Member

Donald R. Diamond Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999- 2001, and Karl L. Eller Professor of Finance, University of Arizona, 1984-1999. Trustee of TIAA, 1984-2003.	53	None

Nomura Professor of Finance, New York University, Stern School of Business. Formerly, Chairman, Department of Finance, New York University, Stern School of Business, and Trustee of TIAA, 1996-2000.	53	Director, Scudder Investments (New York) Funds, Japan Equity Fund, Inc., Singapore Fund, Inc., and the Thai Capital Fund, Inc.
President and Managing Principal, Windermere Investment Associates. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., and Executive Vice President, U.S. Trust of the Pacific Northwest.	53	None

Retired Partner, Debevoise & Plimpton. Formerly, Partner and Of Counsel of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law and Commissioner of the U.S. Securities and Exchange Commission.	53	Member of the Board of Directors of AMVESCAP, PLC and Chairman of the Finance Committee of the Rockefeller Family Fund.
Formerly, Chairman, Oppenheimer Funds, Inc., 2000-2001. Chief Executive Officer, 1995-2001; President, 1991-2000; and Chief Operating Officer, 1989-1995 of that firm.	53	Director, J Sainsbury plc and Prudential plc. International Advisory Board, British-American Business Council.
TIAA Separate Account VA-1 2003 Annual Report    57

Disinterested Members (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

STEPHEN A. ROSS Sloan School of Management Massachusetts Institute of Technology 77 Massachusetts Avenue Cambridge, MA 02139	59	Member	Indefinite term. Member since 2001.

MACEO K. SLOAN NCM Capital Management Group, Inc. 103 West Main Street, Suite 400 Durham, NC 27701-3638	54	Member	Indefinite term. Member since 2001.
ROBERT W. VISHNY University of Chicago Graduate School of Business 1101 East 58th Street Chicago, IL 60637	44	Member	Indefinite term. Member since 2001.

A disinterested member is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

HERBERT M. ALLISON, JR. TIAA-CREF 730 Third Avenue New York, NY 10017-3206	60	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.

GARY CHINERY TIAA-CREF 730 Third Avenue New York, NY 10017-3206	55	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.
58    2003 Annual Report TIAA Separate Account VA-1

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Member	Held by Member

Franco Modigliani Professor of Finance and Economics, Sloan School of Management, Massachusetts Institute of Technology, Co-Chairman, Roll & Ross Asset Management Corp. Formerly, Sterling Professor of Economics and Finance, Yale School of Management, Yale University.	53	Director, Freddie Mac; Co-Chairman, Roll & Ross Asset Management Corp.; and Principal, IV Capital, Ltd.

Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., and Chairman and Chief Executive Officer, NCM Capital Management Group, Inc., since 1991.	53	Director, SCANA Corporation and M&F Bancorp, Inc.
Eric J. Gleacher Distinguished Service Professor of Finance, University of Chicago, Graduate School of Business. Founding Partner, LSV Asset Management.	53	None

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Officer	Held by Officer

Chairman, President and Chief Executive Officer of TIAA. President and Chief Executive Officer of CREF, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”). Formerly, President and Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000-2002. President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997-1999.	N/A	Member of the Board of Directors of the New York Stock Exchange

Vice President of TIAA and Treasurer of TIAA and the TIAA-CREF Funds.	N/A	N/A
TIAA Separate Account VA-1 2003 Annual Report    59

Executive Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

SCOTT C. EVANS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	44	Executive Vice President	Indefinite term. Executive Vice President since 1998.

I. STEVEN GOLDSTEIN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	51	Executive Vice President	Indefinite term. Executive Vice President since 2003.
E. LAVERNE JONES TIAA-CREF 730 Third Avenue New York, NY 10017-3206	54	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 2001.

SUSAN S. KOZIK TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2003.
GEORGE W. MADISON TIAA-CREF 730 Third Avenue New York, NY 10017-3206	50	Executive Vice President	Indefinite term. Executive Vice President since 2003.

ERWIN W. MARTENS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	47	Executive Vice President	Indefinite term. Executive Vice President since 2003.
60    2003 Annual Report TIAA Separate Account VA-1

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Officer	Held by Officer

Executive Vice President of TIAA and the TIAA-CREF
Funds. Executive Vice President of TIAA-CREF Investment Management, LLC (“Investment Management”) and Teachers Advisors, Inc. (“Advisors”) and Director of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).	N/A	N/A

Executive Vice President, Public Affairs, of TIAA and the
TIAA-CREF Funds. Formerly, Advisor for McKinsey &
Company, 2003; Vice President, Corporate
Communications for Dow Jones & Co. and The Wall Street
Journal, 2001-2002; and Senior Vice President and Chief
Communications Officer for Insurance Information
Institute, 1993-2001.	N/A	N/A
Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.	N/A	N/A
Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds. Formerly, Vice President of IT Operations and Services, Lucent Technologies, 2000-2003; and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997-2000.	N/A	N/A
Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated.	N/A	N/A

Executive Vice President, Risk Management,
of TIAA and the TIAA-CREF Funds. Formerly, Managing
Director and Chief Risk Officer, Putnam Investments,
1999-2003; and Head and Deputy Head of Global Market
Risk Management, 1997-1999.	N/A	N/A
TIAA Separate Account VA-1 2003 Annual Report    61

Executive Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

ELIZABETH A. MONRAD TIAA-CREF 730 Third Avenue New York, NY 10017-3206	49	Executive Vice President	Indefinite term. Executive Vice President since 2003.

FRANCES NOLAN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2001.
DERMOT J. O’BRIEN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	37	Executive Vice President	Indefinite term. Executive Vice President since 2003.

BERTRAM L. SCOTT TIAA-CREF 730 Third Avenue New York, NY 10017-3206	52	Executive Vice President	Indefinite term. Executive Vice President since 2001.
JOHN A. SOMERS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	59	Executive Vice President	Indefinite term. Executive Vice President since 1998.

Martin L. Leibowitz will retire as an officer of the TIAA Separate Account VA-1 at the end of February, 2004, and is therefore not listed above.

The aggregate member fees paid by TIAA Separate Account VA-1 for the year ended December 31, 2003 were $6,388.

The account’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling toll free 877 518-9161.

62    2003 Annual Report TIAA Separate Account VA-1

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Officer	Held by Officer

Executive Vice President and Chief Financial Officer of TIAA and the TIAA-CREF Funds. Formerly, Chief Financial Officer and Senior Vice President of General Re (2000-2003), Chief Financial Officer of its North American Reinsurance Operations (1997-2000) and Corporate Treasurer.	N/A	N/A

Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Retirement Services, CREF and TIAA, 2000-2003; Vice President, Eastern Division, 1994-2000.	N/A	N/A
Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds. Formerly, First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co., 1999-Feb. 2003; and Vice President and Head of Human Resources—Japan Morgan Stanley, 1998-1999.	N/A	N/A

Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds. Chairman of the Board, President and Chief Executive Officer of TIAA-CREF Life. Formerly, President and Chief Executive Officer, Horizon Mercy, 1996-2000.	N/A	N/A
Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management and Advisors and Director of TIAA-CREF Life.	N/A	N/A
TIAA Separate Account VA-1 2003 Annual Report    63

Information

TIAA-CREF Web Center

Account performance, personal account information and transactions, product descriptions, calculators to estimate retirement income and allocate assets, and information about investment choices and income options

TIAA-CREF.org
24 hours a day, 7 days a week

Telephone Counseling Center

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service

Account performance, personal account information and transactions, and product information

800 842-2252
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For Hearing- or Speech-Impaired Participants

800 842-2755
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TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving, and endowment management

888 842-9001
8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

Tuition financing programs

888 381-8283
8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a prospectus. For additional copies or for more complete information on securities products, please call 800 223-1200, or visit the TIAA-CREF Web Center at www.tiaa-cref.org. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue New York NY 10017-3206

Make this your last paper annual report. sign up for electronic delivery at TIAA-CREF.org/profile	A10845 02/04

Item 2. Code of Ethics.

     The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) had adopted a new code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

     On August 20, 2003, the Management Committee of the Registrant determined that Maceo K. Sloan was qualified and would serve as the audit committee financial expert on the Registrant’s audit committee. Mr. Sloan is an independent trustee – i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as member of the management committee.

Item 4. Principal Accountant Fees and Services.

     Ernst & Young performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage Ernst & Young for management advisory or consulting services.

     Audit Fees. Ernst & Young’s fees for professional services rendered for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 were $46,364 and $42,315, respectively.

     Tax Services and Other Fees

     With respect to VA-1, Ernst & Young had no additional fees for years ended December 31, 2003 and 2002:

     Preapproval Policy. In June of 2003, the Registrant’s audit committee (“Audit Committee”) adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

     The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii) preapprove the audit, audit-related and tax services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

     Auditor Fees for Related Entities. The aggregate non-audit fees billed by Ernst & Young for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including TIAA (Service Providers) for the years ended December 31, 2003 and 2002 were $177,000 and $164,850, respectively.

     Ernst & Young’s aggregate fees for professional services rendered in connection with the audit of financial statements for Teachers Insurance and Annuity Association of America (“TIAA”) and the College Retirement Equities Fund (“CREF”) and their affiliated entities were $3,684,508 for the year ended December 31, 2003 and $3,167,680 for the year ended December 31, 2002. Ernst & Young’s aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities were $177,000 for the year ended December 31, 2003 and $159,000 for the year ended December 31, 2002. Ernst & Young’s aggregate fees for tax services provided to TIAA and CREF and their affiliated entities were $229,871 for the year ended December 31, 2003 and $212,625 for the year ended December 31, 2002. Ernst & Young’s aggregate fees for all other services provided to TIAA and CREF and their affiliated entities were $0 for the year ended December 31, 2003 and $22,850 for the year ended December 31, 2002.

Item 9. Controls and Procedures.

     (a)  Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this annual reporting period.

     (b)  Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b)    Section 906 certification (EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: February 24, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 24, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott Executive Vice President (principal executive officer)

Date: February 24, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad Executive Vice President (principal financial officer)

EXHIBIT LIST

Item 10. Exhibits.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b)    Section 906 certification (EX-99.906CERT)